DoubleLine Core Fixed Income Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.4%
5,453,782	AASET Ltd., Series 2019-2-A	3.38	% (a)	10/16/2039	5,076,625
3,500,000	AASET Ltd., Series 2021-2A-B	3.54	% (a)	01/15/2047	3,524,041
10,728,455	Business Jet Securities LLC, Series 2020-1A-A	2.98	% (a)	11/15/2035	10,747,091
5,000,000	CANON, Series 2021-0001	3.50	% (c)	11/05/2023	5,000,000
23,897,854	Carbon Level Mitigation Trust, Series 2021-5-CERT	0.61	% (a)	10/13/2051	19,683,659
13,321,646	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	13,313,466
2,957,680	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13	% (a)	06/15/2043	2,938,526
5,680,067	Castlelake Aircraft Structured Trust, Series 2019-1A-A	3.97	% (a)	04/15/2039	5,673,779
11,425,964	Castlelake Aircraft Structured Trust, Series 2021-1A-A	3.47	% (a)	01/15/2046	11,580,317
1,730,500	CLI Funding LLC, Series 2020-1A-A	2.08	% (a)	09/18/2045	1,724,542
3,000,000	Diamond Infrastructure Funding LLC, Series 2021-1A-C	3.48	% (a)	04/15/2049	2,990,115
7,000,000	Exeter Automobile Receivables Trust, Series 2021-1A-D	1.08%		11/16/2026	6,918,785
8,500,000	Exeter Automobile Receivables Trust, Series 2021-1A-E	2.21	% (a)	02/15/2028	8,368,608
3,224,070	GAIA Aviation Ltd., Series 2019-1-A	3.97	% (a)(e)	12/15/2044	3,144,810
7,529,575	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	7,172,357
1,964,096	HERO Funding Trust, Series 2016-1A-A	4.05	% (a)	09/20/2041	2,049,644
13,049,427	Horizon Aircraft Finance Ltd., Series 2019-2-A	3.43	% (a)	11/15/2039	12,918,281
15,116,488	ITE Rail Fund Levered LP, Series 2021-1A-A	2.25	% (a)	02/28/2051	15,116,854
2,484,345	JOL Air Ltd., Series 2019-1-A	3.97	% (a)	04/15/2044	2,413,484
14,000,000	LendingPoint Asset Securitization Trust, Series 2021-A-C	2.75	% (a)	12/15/2028	13,865,531
13,577,280	MACH 1 Cayman Ltd., Series 2019-1-A	3.47	% (a)	10/15/2039	13,319,176
1,319,179	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01	% (a)	06/22/2043	1,394,711
2,002,636	Mosaic Solar Loan Trust, Series 2019-2A-B	3.28	% (a)	09/20/2040	2,045,090
7,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68	% (a)	02/18/2042	7,620,942
6,705,601	NP SPE LLC, Series 2016-1A-A1	4.16	% (a)	04/20/2046	6,896,109
5,000,000	NP SPE LLC, Series 2019-1A-A2	3.24	% (a)	09/20/2049	4,994,750
22,854,798	Pagaya AI Debt Selection Trust, Series 2021-2-NOTE	3.00	% (a)	01/25/2029	22,863,746
4,383,326	Pioneer Aircraft Finance Ltd., Series 2019-1-A	3.97	% (a)	06/15/2044	4,394,881
19,600,000	Primose Funding LLC, Series 2019-1A-A2	4.48	% (a)	07/30/2049	20,173,913
4,109,741	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23	% (a)	03/15/2040	3,998,100
5,000,000	SEB Funding LLC, Series 2021-1A-A2	4.97	% (a)	01/30/2052	5,014,275
2,450,000	SERVPRO Master Issuer LLC, Series 2019-1A-A2	3.88	% (a)	10/25/2049	2,513,800
4,471,499	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75	% (a)	10/15/2042	4,307,556
15,408,247	SoFi Alternative Trust, Series 2021-1-PT1	9.72	% (a)(b)	05/25/2030	15,874,409
17,443,598	SoFi Alternative Trust, Series 2021-2-A	1.25	% (a)	08/15/2030	17,444,644
75,000	SoFi Alternative Trust, Series 2021-2-R1	0.09	% (a)(c)(g)	08/15/2030	4,139,070
19,791,526	SoFi Alternative Trust, Series 2021-A-PT1	1.48	% (a)(b)	03/15/2047	19,403,335
16,479,719	SoFi Alternative Trust, Series 2021-B-PT1	1.76	% (a)(b)	02/15/2047	16,541,534
992,458	SoFi Professional Loan Program, Series 2016-A-A2	2.76	% (a)	12/26/2036	996,160
5,000,000	SoFi Professional Loan Program, Series 2017-B-BFX	3.70	% (a)(b)	05/25/2040	5,099,950
2,000,000	SoFi Professional Loan Program, Series 2017-C-C	4.21	% (a)(b)	07/25/2040	2,062,965

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,000,000	Stack Infrastructure Issuer LLC, Series 2019-2A-A2	3.08	% (a)	10/25/2044	3,060,730
2,356,507	START Ireland, Series 2019-1-A	4.09	% (a)	03/15/2044	2,351,139
3,236,987	Start Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	3,195,958
4,428,683	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87	% (a)	07/20/2048	4,710,458
5,238,016	Sunnova Sol LLC, Series 2020-1A-A	3.35	% (a)	02/01/2055	5,392,960
4,742,567	Sunrun Atlas Issuer LLC, Series 2019-2-A	3.61	% (a)	02/01/2055	4,976,332
11,777,425	Upgrade Master Credit Pass-Thru Trust, Series 2021-ST3-A	2.50	% (a)	07/15/2027	11,862,799
3,908,859	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	12.30	% (a)(b)	07/15/2027	3,939,614
14,771,412	Upgrade Master Pass-Thru Trust, Series 2021-PT4-A	9.86	% (a)(b)	08/15/2027	14,814,235
6,208,015	Upstart Pass-Through Trust, Series 2021-ST2-A	2.50	% (a)	04/20/2027	6,230,023
1,621,676	Upstart Securitization Trust, Series 2020-2-A	2.31	% (a)	11/20/2030	1,631,447
17,250,000	Upstart Securitization Trust, Series 2021-2-C	3.61	% (a)	06/20/2031	17,189,078
2,583,507	Upstart Securitization Trust, Series 2021-3-A	0.83	% (a)	07/20/2031	2,575,099
5,000,000	Upstart Securitization Trust, Series 2021-3-B	1.66	% (a)	07/20/2031	4,949,940
6,000,000	Upstart Securitization Trust, Series 2021-3-C	3.28	% (a)	07/20/2031	5,949,720
12,450,000	Upstart Securitization Trust, Series 2021-4-B	1.84	% (a)	09/20/2031	12,238,391
15,550,000	Upstart Securitization Trust, Series 2021-4-C	3.19	% (a)	09/20/2031	15,268,543
4,500,000	US Auto Funding LLC, Series 2021-1A-C	2.20	% (a)	05/15/2026	4,436,073
8,000,000	Vantage Data Centers Issuer LLC, Series 2020-2A-A2	1.99	% (a)	09/15/2045	7,860,017
5,000,000	VB-S1 Issuer LLC, Series 2018-1A-C	3.41	% (a)	02/15/2048	5,031,251
2,500,000	VB-S1 Issuer LLC, Series 2020-1A-C2	3.03	% (a)	06/15/2050	2,570,905
11,578,988	Vivint Solar Financing LLC, Series 2020-1A-A	2.21	% (a)	07/31/2051	11,378,961
11,949,827	Wave LLC, Series 2019-1-A	3.60	% (a)	09/15/2044	11,888,465

Total Asset Backed Obligations (Cost $499,643,580)					498,821,769

Bank Loans - 4.5%
1,315,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		04/20/2028	1,364,898
2,537,956	Access CIG LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	4.65%		02/27/2025	2,525,494
770,000	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	4.75%		02/16/2027	770,963
1,904,297	Acrisure LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.63%		02/16/2027	1,886,206
677,083	Acuris Finance US, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		02/16/2028	680,347
3,201,975	ADMI Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		12/23/2027	3,201,223
428,925	Aegion Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		05/17/2028	431,426
3,299,671	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.88%		01/05/2026	3,287,297
2,423,556	AI Aqua Merger Sub, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		07/31/2028	2,433,286
850,000	Air Canada, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		08/11/2028	850,455
560,248	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		04/22/2024	533,636
494,539	Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		10/08/2027	495,439

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,736,954	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		05/09/2025	1,722,694
872,813	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		11/05/2027	872,970
3,202,973	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		05/12/2028	3,196,583
2,702,826	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/13/2024	2,694,380
450,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	450,052
278,600	Alpha 3 B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.50% Floor)	3.00%		03/17/2028	278,416
2,130,035	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		08/17/2028	2,130,035
	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan
408,898	(1 Month LIBOR USD + 3.50%)	3.59%		02/01/2027	403,660
812,057	(1 Month LIBOR USD + 3.50%)	3.60%		02/01/2027	801,654
920,700	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		01/29/2027	868,911
443,623	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.11%		12/15/2023	435,607
455,400	American Residential Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		10/15/2027	455,969
930,000	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%		10/20/2028	937,640
2,149,200	American Trailer World Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		03/03/2028	2,145,170
1,357,473	AmWINS Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	3.00%		02/22/2028	1,349,131
2,521,881	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		09/19/2024	2,523,773
	APX Group, Inc., Senior Secured First Lien Term Loan
1,076,760	(1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		07/10/2028	1,076,534
3,240	(Prime Rate + 2.50%, 0.50% Floor)	5.75%		07/10/2028	3,239
2,178,995	Arches Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		12/06/2027	2,167,294
653,175	Arctic Glacier USA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		03/20/2024	618,240
949,720	Artera Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		03/06/2025	922,178
875,600	Artera Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		03/06/2025	850,155
3,040,000	Ascend Learning LLC, Senior Secured First Lien	4.00	% (d)	12/10/2028	3,039,377
490,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.75%, 0.50% Floor)	6.25%		12/10/2029	493,063
465,000	ASP Blade Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		10/13/2028	465,581
2,507,586	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		02/12/2027	2,492,089
3,710,000	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	5.75%		10/25/2028	3,651,271

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
895,000	Astra Acquisition Corporation, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.88%, 0.75% Floor)	9.63%		10/25/2029	883,813
1,943,384	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		12/23/2026	1,932,860
800,778	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		07/30/2027	796,875
295,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	5.35%		01/31/2028	296,291
2,130,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	5.35%		01/19/2029	2,124,015
	Athenahealth, Inc., Senior Secured First Lien Term Loan
4,141	(1 Month LIBOR USD + 4.25%)	4.35%		02/11/2026	4,147
1,652,308	(3 Month LIBOR USD + 4.25%)	4.40%		02/11/2026	1,654,580
1,612,760	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.00%		05/08/2028	1,592,601
1,505,000	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.11%		12/15/2027	1,506,227
1,047,606	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.36%		12/15/2027	1,052,084
606,604	Aveanna Healthcare LLC, Senior Secured First Lien	4.25	% (d)	07/15/2028	604,763
2,601,906	Aveanna Healthcare LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		07/17/2028	2,594,009
1,735,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.50% Floor)	7.50%		12/10/2029	1,732,831
3,360,000	Bally’s Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		10/02/2028	3,365,830
544,989	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		06/02/2025	543,149
2,077,828	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		06/16/2025	2,067,574
2,761,125	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		06/05/2028	2,758,240
1,849,399	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	3.88%		10/02/2025	1,840,152
806,607	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	790,922
1,447,600	Bright Bidco B.V., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/28/2024	1,121,817
1,153,993	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		08/01/2025	1,147,017
218,992	Brown Group Holding LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.50% Floor)	3.00%		06/07/2028	218,855
821,700	Cablevision Lightpath LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		11/30/2027	821,597
2,545,344	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		12/23/2024	2,535,404
1,728,598	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		07/21/2025	1,732,055
215,050	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		08/12/2026	212,676
2,475,743	Camelot U.S. Acquisition 1 Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		10/30/2026	2,461,817
610,700	Carnival Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		06/30/2025	606,883

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
2,420,000	Carnival Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%	10/18/2028	2,403,871
2,658,084	Castle US Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	3.97%	01/29/2027	2,638,148
2,134,650	Castlelake Aviation LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%	10/22/2026	2,128,321
3,196,988	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%	07/14/2026	3,209,807
2,357,752	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%	03/01/2024	2,358,082
1,165,000	Chariot Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%	11/03/2028	1,165,367
1,247,400	Charter Next Generation, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%	12/01/2027	1,251,591
1,466,325	CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%	09/29/2028	1,468,341
1,770,000	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%	11/17/2028	1,766,681
1,135,000	Cincinnati Bell, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	3.75%	11/22/2028	1,136,277
2,181,490	Clarios Global LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%	04/30/2026	2,173,037
1,369,516	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.63%	08/21/2026	1,352,541
1,362,843	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	2.97%	09/18/2024	1,315,334
3,176,709	CNT Holdings I Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%	11/08/2027	3,182,665
151,029	Columbus McKinnon Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%	05/15/2028	151,407
1,626,300	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%	12/20/2024	1,622,234
1,600,988	Conair Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%	05/17/2028	1,603,701
658,275	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%	12/11/2026	659,154
1,012,188	Conservice Midco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	4.47%	05/13/2027	1,011,661
1,604,674	Constant Contact, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%	02/10/2028	1,605,677
3,206,963	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%	06/02/2028	3,208,566
1,905,000	Cornerstone OnDemand, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%	10/16/2028	1,901,933
669,826	Covanta Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	3.00%	11/30/2028	671,333
50,174	Covanta Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	3.00%	11/30/2028	50,287
3,198,810	CP Atlas Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%	11/23/2027	3,189,213
1,154,918	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.36%	07/17/2025	1,139,038
515,425	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.36%	01/15/2026	509,498

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
1,120,730	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%	11/29/2024	1,120,377
451,831	Cyanco Intermediate 2 Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%	03/17/2025	447,651
1,308,466	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%	05/01/2024	1,297,599
2,126,451	DCert Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%	10/16/2026	2,125,122
1,055,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	7.10%	02/19/2029	1,059,394
3,184,047	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%	04/09/2027	3,191,768
2,378,258	Delta 2 (Lux) SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%	02/01/2024	2,379,244
2,650,515	Delta Topco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%	12/01/2027	2,656,678
275,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 0.75% Floor)	8.00%	12/01/2028	277,663
228,000	DexKo Global, Inc., Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%	10/04/2028	227,555
1,197,000	DexKo Global, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%	10/04/2028	1,194,666
2,786,093	DG Investment Intermediate Holdings 2, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%	03/31/2028	2,788,711
250,000	DG Investment Intermediate Holdings 2, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%	03/19/2029	250,625
2,530,000	Diamond (BC) B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%	09/29/2028	2,525,446
716,061	Diamond Sports Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.36%	08/24/2026	336,348
2,096,151	DIRECTV Financing LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%	08/02/2027	2,100,783
	DT Midstream, Inc., Senior Secured First Lien Term Loan
71,182	(3 Month LIBOR USD + 2.00%, 0.50% Floor)	2.50%	06/26/2028	71,410
655,168	(6 Month LIBOR USD + 2.00%, 0.50% Floor)	2.50%	06/26/2028	657,268
476,487	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%	04/06/2026	464,917
886,265	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%	04/06/2026	864,746
	EAB Global, Inc., Senior Secured First Lien Term Loan
2,673,300	(1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%	08/16/2028	2,662,166
6,700	(3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%	08/16/2028	6,672
1,145,000	Echo Global Logistics, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%	11/23/2028	1,142,281
651,748	EG America LLC, Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 4.25%, 0.50% Floor)	4.75%	03/31/2026	657,044
811,980	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.22%	02/06/2025	810,007
877,800	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.00%	07/28/2028	879,994
546,957	Endo Luxembourg Finance Company I SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%	03/27/2028	533,387

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,522,325	Endurance International Group, Inc., The, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		02/10/2028	2,504,593
1,715,320	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		10/10/2025	1,385,661
119,093	eResearchTechnology, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		02/04/2027	119,648
483,788	Everi Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	3.00%		08/03/2028	483,657
1,016,374	EW Scripps Company, The, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.56%, 0.75% Floor)	3.31%		05/01/2026	1,016,455
2,169,571	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/02/2024	2,180,419
860,197	Exgen Renewables IV LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		12/15/2027	861,607
1,684,207	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		03/31/2025	1,672,367
1,205,000	FINThrive Software Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		11/17/2028	1,206,880
1,127,777	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		01/29/2027	1,124,455
1,281,838	First Student Bidco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		07/21/2028	1,278,102
473,162	First Student Bidco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		07/21/2028	471,782
1,096,917	Flex Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	3.13%		06/30/2025	1,088,630
2,186,992	Flexera Software LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		03/03/2028	2,191,246
497,200	Foresight Energy LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.50% Floor)	9.50	% (c)	06/30/2027	497,200
489,413	Forterra Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/25/2023	489,812
1,200,000	Freeport LNG Investments, LLP, Senior Secured First Lien Term Loan (4 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		12/21/2028	1,190,064
2,640,000	Garda World Security Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.36%		10/30/2026	2,639,736
1,373,309	Gemini HDPE LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		12/31/2027	1,373,735
324,188	Geon Performance Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		08/18/2028	327,429
1,364,519	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.63%		02/19/2026	1,368,217
807,975	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		09/29/2028	807,470
598,456	Global Medical Response, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		03/14/2025	597,068
1,420,650	Global Medical Response, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		10/02/2025	1,416,743
2,661,625	Gogo Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		04/28/2028	2,664,712
	Golden Nugget, Inc., Senior Secured First Lien Term Loan
894,806	(1 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		10/04/2023	890,734
765,624	(2 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		10/04/2023	762,141

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,468,950	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		10/10/2025	2,462,111
1,573,884	Grab Holdings, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		01/29/2026	1,582,406
1,322,346	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		08/04/2027	1,320,482
	Granite US Holdings Corporation, Senior Secured First Lien Term Loan
2,182,918	(3 Month LIBOR USD + 4.00%)	4.13%		09/30/2026	2,185,647
262,380	(3 Month LIBOR USD + 4.00%)	4.22%		09/30/2026	262,708
1,915,686	Great Outdoors Group LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		03/06/2028	1,920,274
2,699,666	Greeneden U.S. Holdings II LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/01/2027	2,712,328
386,400	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		06/16/2028	389,298
1,326,675	Grinding Media, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/12/2028	1,327,504
767,048	Groupe Solmax, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		05/29/2028	768,007
267,543	GTT Communications, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	4.88	% (f)	06/02/2025	240,719
741,577	Gulf Finance LLC, Senior Secured First Lien	7.75	% (d)	08/25/2026	695,462
3,218,825	Heartland Dental LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		04/30/2025	3,218,149
2,154,286	Helios Software Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%)	3.97%		03/13/2028	2,144,408
760,500	Hexion, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.64%		07/01/2026	761,690
2,111,881	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	3.79%		05/23/2025	2,101,321
1,405,000	Hightower Holding LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		04/21/2028	1,406,026
1,081,825	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%, 0.50% Floor)	2.25%		03/15/2028	1,079,602
815,975	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		07/21/2025	796,257
2,061,299	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		07/01/2024	2,071,606
619,663	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%		07/07/2025	626,170
755,002	ICON Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		07/03/2028	756,207
999,768	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		05/01/2026	994,234
310,000	Ineos US Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	3.00%		11/06/2028	308,968
1,865,000	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.88%		10/27/2028	1,861,503
2,064,625	Ingram Micro, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		06/30/2028	2,067,980
469,883	Intelsat Jackson Holdings S.A., Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		07/13/2022	470,618

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,739,533	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (Prime Rate + 4.75%, 1.00% Floor)	8.00%		11/27/2023	2,740,094
2,477,550	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%)	4.97%		03/31/2028	2,487,188
3,188,123	IRB Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		12/15/2027	3,192,603
3,183,498	IRI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%		12/01/2025	3,188,671
1,017,293	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		01/02/2026	1,003,727
1,558,335	Ivanti Software, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%		12/01/2027	1,562,714
2,507,400	Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		05/05/2028	2,519,787
1,600,988	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		07/07/2028	1,587,483
955,411	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		02/05/2027	957,002
1,981,611	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		03/24/2026	1,978,995
1,401,400	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/11/2026	1,364,536
950,000	KKR Apple Bidco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		09/22/2028	948,285
1,496,456	Kleopatra Finco SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.50% Floor)	5.25%		02/12/2026	1,460,915
855,000	Kraton Corporation, Senior Secured First Lien	3.75	% (d)	11/18/2028	856,607
	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan
568,283	(1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		12/22/2026	553,101
1,332,964	(3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		12/22/2026	1,297,354
778,050	LaserShip, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		05/08/2028	779,875
240,000	LaserShip, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.50%, 0.75% Floor)	8.25%		04/30/2029	242,101
1,045,921	LBM Acquisition LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		12/17/2027	1,038,160
93,897	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	1.09%		06/30/2025	42,410
434,521	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.35%		03/24/2025	432,168
1,604,053	LogMeIn, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.86%		08/31/2027	1,597,364
1,081,094	Lucid Energy Group II Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%		11/22/2028	1,069,743
1,413,600	Lummus Technology Holdings V LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		06/30/2027	1,407,224
1,557,175	Madison IAQ LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		06/21/2028	1,557,821
362,667	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		10/19/2027	364,707
875,821	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		08/29/2025	863,783

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,184,000	Mavis Tire Express Services Topco Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		05/04/2028	3,190,973
2,145,302	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%		08/31/2026	2,145,892
546,865	Messer Industries GMBH, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.72%		03/02/2026	543,393
1,085,000	MIC Glen LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		07/21/2028	1,079,488
1,334,584	Michaels Companies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%		04/14/2028	1,324,815
3,168,460	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/01/2027	3,180,737
1,084,638	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		06/21/2027	1,146,739
2,248,199	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.84%		03/27/2026	2,239,768
1,357,280	Mirion Technologies (US), Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		10/20/2028	1,356,310
1,603,392	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		05/14/2026	1,596,778
4,300,000	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		10/16/2028	4,281,188
220,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%, 0.50% Floor)	7.00%		10/15/2029	221,815
358,779	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.60%		11/28/2025	347,609
1,455,000	Monogram Food Solutions LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		08/28/2028	1,455,000
437,489	Motion Acquisition Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.38%		11/12/2026	428,934
57,499	Motion Acquisition Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.47%		11/12/2026	56,374
2,700,000	Mozart Debt Merger Sub, Inc., Senior Secured First Lien Term Loan	3.75	% (d)	10/21/2028	2,702,444
549,012	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.60%		10/19/2026	548,927
527,850	NCR Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.63%		08/28/2026	523,894
815,000	NEP Group, Inc., Senior Secured First Lien	3.37	% (d)	10/20/2025	800,395
74,446	New Frontera Holdings LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	2.50%		07/28/2028	42,248
3,196,259	Numericable U.S. LLC, Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.00%)	4.12%		08/14/2026	3,185,072
1,090,000	Olympus Water US Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		11/09/2028	1,087,956
3,655,000	OneDigital Borrower LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	4.75%		11/16/2027	3,652,716
2,405,596	Organon & Company, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		06/02/2028	2,411,357
605,267	Ortho-Clinical Diagnostics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.08%		06/30/2025	605,639
1,080,000	Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		10/05/2028	1,074,519

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
236,444	Osmosis Buyer Limited, Senior Secured First Lien	4.50	% (d)	07/30/2028	237,394
	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan
1,009	(3 Month LIBOR USD + 3.25%)	3.47%		10/24/2025	999
386,991	(6 Month LIBOR USD + 3.25%)	3.60%		10/24/2025	383,412
3,187,355	Packaging Coordinators Midco, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		11/30/2027	3,191,339
2,683,737	Packers Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		03/06/2028	2,670,318
2,023,120	PAI HoldCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		10/28/2027	2,024,810
2,675,174	Park River Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		12/28/2027	2,654,268
2,894,840	Pathway Vet Alliance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		03/31/2027	2,889,412
461,152	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.60%		05/29/2026	459,819
2,670,000	PECF USS Intermediate Holding III Corporation, Senior Secured First Lien	4.75	% (d)	12/17/2028	2,676,208
3,188,549	Peraton Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		02/01/2028	3,195,373
2,451,475	Petco Health and Wellness Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		03/03/2028	2,451,659
3,182,025	PetSmart, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		02/11/2028	3,190,982
1,215,228	PetVet Care Centers LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		02/14/2025	1,216,595
1,295,275	PG&E Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		06/23/2025	1,283,941
2,115,000	Phoenix Newco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		11/15/2028	2,117,919
2,129,389	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		03/03/2025	2,118,072
489,041	Pike Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.11%		01/21/2028	488,207
1,903,627	Playa Resorts Holding B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		04/29/2024	1,858,216
2,591,330	PODS LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		03/31/2028	2,585,746
585,575	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		12/29/2027	585,818
1,597,890	Polar US Borrower LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	4.87%		10/15/2025	1,600,886
2,523,675	Polaris Newco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		06/02/2028	2,526,691
	PQ Corporation, Senior Secured First Lien Term Loan
316,661	(1 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		06/09/2028	316,859
121,139	(3 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		06/09/2028	121,215
188,109	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		07/03/2028	188,409
661,586	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.85%		03/11/2026	641,371

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,592,500	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		07/31/2026	1,589,848
1,225,000	Pretium PKG Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		10/02/2028	1,224,314
275,000	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.50% Floor)	7.25%		09/21/2029	274,828
3,166,745	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.11%		04/26/2024	3,175,660
2,663,849	Prometric Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		01/29/2025	2,635,546
1,460,000	Proofpoint, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		08/31/2028	1,456,240
1,633,159	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		02/12/2027	1,602,538
545,000	QUIKRETE Holdings, Inc., Senior Secured First Lien	3.10	% (d)	06/11/2028	544,583
2,685,000	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		09/25/2026	2,679,415
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
599,989	(1 Month LIBOR USD + 4.25%)	4.33%		07/09/2025	592,408
1,382,865	(1 Month LIBOR USD + 4.25%)	4.35%		07/09/2025	1,365,393
1,185,657	(1 Month LIBOR USD + 4.25%)	4.36%		07/09/2025	1,170,676
3,212,366	RadNet Management, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		04/24/2028	3,216,382
1,142,138	Red Planet Borrower LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		10/02/2028	1,137,569
1,427,431	Redstone Holdco 2 LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		04/27/2028	1,367,657
1,876,491	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		11/14/2025	1,877,420
2,042,422	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		05/30/2025	2,025,827
640,000	Renaissance Holding Corporation, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	7.09%		05/29/2026	643,600
714,600	Rent-A-Center, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		02/17/2028	715,050
127,193	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.75%)	7.00%		04/20/2022	32,434
1,346,625	Restoration Hardware, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	3.00%		10/20/2028	1,345,615
856,615	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		02/22/2024	837,770
343,294	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		12/17/2027	339,432
547,231	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		12/17/2027	541,075
1,397,975	Savage Enterprises LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		09/15/2028	1,398,520
1,862,230	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		08/14/2024	1,858,449
1,450,498	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		11/01/2024	1,414,235
1,732,160	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		12/31/2025	1,720,797

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
2,526,157	Severin Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%	08/01/2025	2,517,479
1,160,632	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.61%	09/30/2026	1,134,517
937,044	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.86%	04/17/2026	920,453
944,196	Skillsoft Finance II, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%	07/14/2028	949,705
905,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%	10/20/2027	959,300
	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan
404,842	(1 Month LIBOR USD + 2.50%)	2.60%	01/23/2025	394,553
1,009,700	(3 Month LIBOR USD + 2.50%)	2.63%	01/23/2025	984,039
1,251,079	SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%	02/05/2024	1,235,722
2,445,346	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.25%	10/07/2027	2,447,486
2,713,891	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%	06/27/2025	2,711,354
1,793,606	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%	10/01/2027	1,799,211
1,885,525	Spin Holdco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%	03/06/2028	1,893,906
3,211,950	SRS Distribution, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%	06/02/2028	3,209,509
861,244	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.13%	04/16/2026	834,236
606,033	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%	10/01/2025	604,709
	Stars Group Holdings B.V., Senior Secured First Lien Term Loan
445,238	(3 Month LIBOR USD + 2.25%)	2.38%	07/21/2026	444,211
464,339	(3 Month LIBOR USD + 2.25%)	2.47%	07/21/2026	463,269
451,985	Sunshine Luxembourg VII SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%	10/01/2026	454,292
2,270,439	Surf Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.69%	03/05/2027	2,256,249
1,675,000	Sweetwater Borrower LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%	08/07/2028	1,679,187
3,185,000	SWF Holdings I Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%	10/06/2028	3,163,103
	TAMKO Building Products LLC, Senior Secured First Lien Term Loan
920,442	(1 Month LIBOR USD + 3.00%)	3.10%	05/29/2026	917,377
947,338	(2 Month LIBOR USD + 3.00%)	3.14%	05/29/2026	944,183
797,109	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%	02/06/2024	764,427
825,850	Tecta America Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%	04/06/2028	827,398
1,460,468	Telesat Canada, Senior Secured First Lien Term Loan (2 Month LIBOR USD + 2.75%)	2.90%	12/07/2026	1,296,165
2,378,767	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%	11/02/2026	2,384,714

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,573,061	Terrier Media Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		12/17/2026	1,567,751
369,043	TGP Holdings III LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		06/29/2028	367,965
3,272,614	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		04/07/2028	3,274,872
1,260,000	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.85%		07/20/2026	1,267,220
9,630	The Hillman Group, Inc., Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		07/14/2028	9,609
502,559	The Hillman Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		07/14/2028	501,491
2,525,908	TIBCO Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		06/30/2026	2,510,121
155,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.35%		03/03/2028	155,807
822,938	Tiger Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		06/01/2028	818,971
2,062,279	Titan Acquisition Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	3.35%		03/28/2025	2,031,489
1,105,000	Trans Union LLC, Senior Secured First Lien	2.75	% (d)	12/01/2028	1,103,619
1,145,155	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		01/25/2024	1,050,565
1,175,789	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	2.50%		02/28/2025	1,211,868
430,187	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.22%		05/29/2026	359,421
1,208,417	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	5.25%		09/27/2024	1,205,402
1,817,664	TricorBraun Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		03/03/2028	1,807,058
15,480	Trident TPI Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		09/15/2028	15,492
2,060,373	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		10/17/2024	2,063,432
270,812	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		09/15/2028	271,023
3,213,851	Triton Water Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		03/31/2028	3,183,721
1,605,325	Truck Hero, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		01/31/2028	1,599,939
1,056,434	U.S. Silica Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		05/01/2025	1,035,305
2,108,154	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		04/04/2025	2,111,959
63,329	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		02/25/2027	63,432
2,908,614	UFC Holdings LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 0.75% Floor)	3.50%		04/29/2026	2,900,818
2,862,398	UKG, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		05/04/2026	2,852,251
93,833	UKG, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		05/04/2026	93,678

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
395,000	UKG, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	5.75%	05/03/2027	397,388
618,943	Ultra Clean Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%	08/27/2025	620,491
2,639,391	United Airlines, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%	04/21/2028	2,654,831
957,875	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%	10/22/2025	959,341
328,300	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%	07/01/2026	327,918
1,384,543	Upstream Newco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%	11/20/2026	1,388,218
2,473,545	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%	10/28/2024	2,431,804
3,171,239	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%	08/27/2025	3,174,410
	Vertical Midco GMBH, Senior Secured First Lien Term Loan
1,922,141	(3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%	07/30/2027	1,925,880
541,827	(6 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%	07/30/2027	542,880
733,163	Viad Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.50% Floor)	5.50%	07/31/2028	732,708
892,763	Victoria’s Secret & Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%	08/02/2028	892,209
2,451,818	VS Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%	02/26/2027	2,445,688
1,438,947	VT Topco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%	08/01/2025	1,439,249
2,085,000	W.R. Grace Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%	09/22/2028	2,091,255
630,000	Walker & Dunlop, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	2.75%	10/16/2028	630,000
	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan
997,409	(1 Month LIBOR USD + 3.00%)	3.18%	02/05/2026	984,737
692,829	(3 Month LIBOR USD + 3.00%)	3.18%	02/05/2026	684,026
707,759	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	6.75%	06/22/2026	691,393
2,110,313	Waterlogic Holdings Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	4.97%	08/04/2028	2,115,589
1,275,000	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%	08/03/2028	1,272,316
1,336,650	Wheel Pros, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%	05/11/2028	1,336,403
1,815,875	WIN Waste Innovations Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%	03/24/2028	1,815,421
2,670,000	WWEX UNI TopCo Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%	07/26/2028	2,680,560
692,145	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.09%	03/09/2027	683,998
1,042,339	Zebra Buyer LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%	11/01/2028	1,046,247
724,171	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%	09/30/2026	721,231

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,456,567	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		09/30/2026	2,443,597
850,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.61%		04/28/2028	842,031

Total Bank Loans (Cost $513,582,597)					515,632,424

Collateralized Loan Obligations - 3.5%
1,000,000	AIMCO, Series 2018-AA-D (3 Month LIBOR USD + 2.55%)	2.67	% (a)	04/17/2031	988,134
1,000,000	Apidos Ltd., Series 2013-12A-DR (3 Month LIBOR USD + 2.60%)	2.72	% (a)	04/15/2031	943,565
1,500,000	Apidos Ltd., Series 2015-20A-CR (3 Month LIBOR USD + 2.95%)	3.07	% (a)	07/16/2031	1,498,542
5,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	3.78	% (a)	05/28/2030	4,997,477
4,500,000	Avery Point Ltd., Series 2015-7A-DR (3 Month LIBOR USD + 3.60%)	3.72	% (a)	01/15/2028	4,506,099
5,000,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	3.08	% (a)	10/20/2030	4,938,353
3,400,000	Babson Ltd., Series 2015-IA-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	2.73	% (a)	01/20/2031	3,273,908
3,250,000	Babson Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	3.72	% (a)	07/18/2029	3,254,219
6,455,000	Bain Capital Credit Ltd., Series 2016-2A-DRR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	3.97	% (a)	01/15/2029	6,464,371
500,000	Bain Capital Credit Ltd., Series 2017-2A-DR2 (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.22	% (a)	07/25/2034	499,412
2,000,000	Barings Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.60%)	2.72	% (a)	04/15/2031	1,923,481
5,100,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	3.03	% (a)	07/20/2029	4,918,722
2,000,000	Barings Ltd., Series 2018-4A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.02	% (a)	10/15/2030	1,999,205
3,000,000	Barings Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.65%, 3.65% Floor)	3.77	% (a)	04/15/2036	3,009,759
2,250,000	Barings Ltd., Series 2019-2A-CR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	3.52	% (a)	04/15/2036	2,256,619
5,000,000	Barings Ltd., Series 2020-1A-DR (3 Month LIBOR USD + 3.20%, 3.20% Floor)	3.32	% (a)	10/15/2036	4,994,145
1,000,000	Barings Ltd., Series 2021-2A-D (3 Month LIBOR USD + 3.15%, 3.15% Floor)	3.25	% (a)	07/15/2034	1,002,038
4,000,000	BlueMountain Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 2.60%)	2.73	% (a)	04/20/2031	3,769,542
2,000,000	BlueMountain Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.26	% (a)	11/15/2030	1,932,382
2,400,000	BlueMountain Ltd., Series 2017-2A-C (3 Month LIBOR USD + 3.00%)	3.13	% (a)	10/20/2030	2,370,545
1,000,000	Buckhorn Park Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.22	% (a)	07/18/2034	1,000,012
4,500,000	Canyon Capital Ltd., Series 2012-1RA-D (3 Month LIBOR USD + 3.00%)	3.12	% (a)	07/15/2030	4,466,895
2,750,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.88	% (a)	01/30/2031	2,672,465
3,000,000	Canyon Capital Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.80%)	2.92	% (a)	07/15/2031	2,990,589
1,500,000	Canyon Capital Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.12	% (a)	07/15/2030	1,502,390
4,000,000	Canyon Capital Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.02	% (a)	07/15/2031	3,936,162

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,500,000	Canyon Capital Ltd., Series 2021-1A-D (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.22	% (a)	04/15/2034	2,488,114
1,000,000	Canyon Capital Ltd., Series 2021-3A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.15	% (a)	07/15/2034	993,845
5,000,000	Carlyle Global Market Strategies Ltd., Series 2016-3A-DRR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	3.43	% (a)	07/20/2034	4,994,148
2,500,000	Carlyle US Ltd., Series 2016-4A-CR (3 Month LIBOR USD + 2.80%, 2.80% Floor)	2.93	% (a)	10/20/2027	2,451,497
9,000,000	Carlyle US Ltd., Series 2021-9A-D (3 Month LIBOR USD + 3.20%, 3.20% Floor)	3.45	% (a)	10/20/2034	8,951,853
1,000,000	Catamaran Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.50%, 2.50% Floor)	2.62	% (a)	10/25/2031	1,002,631
6,000,000	Cathedral Lake Ltd., Series 2021-8A-C (3 Month LIBOR USD + 2.62%, 2.62% Floor)	2.72	% (a)	01/20/2035	6,000,000
5,000,000	Cathedral Lake Ltd., Series 2021-8A-D1 (3 Month LIBOR USD + 3.42%, 3.42% Floor)	3.52	% (a)	01/20/2035	5,000,000
5,000,000	CIFC Funding Ltd., Series 2015-4A-CR2 (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.13	% (a)	04/20/2034	4,988,838
4,500,000	CIFC Funding Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.50%)	3.63	% (a)	04/23/2029	4,501,055
1,000,000	CIFC Funding Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	2.97	% (a)	07/18/2031	1,001,275
9,500,000	Columbia Cent Ltd., Series 2018-27A-DR (3 Month LIBOR USD + 3.83%, 3.83% Floor)	4.01	% (a)	01/25/2035	9,476,250
3,250,000	Cook Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.60%)	2.72	% (a)	04/17/2030	3,187,865
2,006,000	Dryden Ltd., Series 2016-42A-DR (3 Month LIBOR USD + 2.93%)	3.05	% (a)	07/15/2030	1,976,796
2,200,000	Dryden Ltd., Series 2016-43A-DR3 (3 Month LIBOR USD + 3.25%, 3.25% Floor)	3.38	% (a)	04/20/2034	2,207,203
10,000,000	Dryden Senior Loan Fund, Series 2014-33A-DR3 (3 Month LIBOR USD + 3.65%, 3.65% Floor)	3.77	% (a)	04/15/2029	10,000,606
3,000,000	Dryden Senior Loan Fund, Series 2015-40A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.26	% (a)	08/15/2031	3,000,010
2,000,000	Dryden Senior Loan Fund, Series 2018-57A-D (3 Month LIBOR USD + 2.55%, 2.55% Floor)	2.71	% (a)	05/15/2031	1,928,466
2,250,000	Fillmore Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	3.02	% (a)	07/15/2030	2,244,449
2,000,000	Gilbert Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 2.95%)	3.07	% (a)	10/15/2030	2,001,148
4,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	6.52	% (a)	10/15/2030	4,003,385
7,000,000	GoldenTree Loan Management Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	2.98	% (a)	04/20/2030	6,870,261
3,500,000	GoldenTree Loan Opportunities Ltd., Series 2015-11A-DR2 (3 Month LIBOR USD + 2.40%)	2.52	% (a)	01/18/2031	3,491,649
2,000,000	Grippen Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.30%)	3.43	% (a)	01/20/2030	2,004,813
1,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	3.78	% (a)	10/22/2025	1,395,990
5,000,000	Hayfin Kingsland Ltd., Series 2018-9A-BR (3 Month LIBOR USD + 1.80%)	1.94	% (a)	04/28/2031	4,995,331
1,000,000	Hayfin Kingsland Ltd., Series 2019-1A-B1R (3 Month LIBOR USD + 1.85%, 1.85% Floor)	1.99	% (a)	04/28/2031	1,000,179
1,481,500	Highbridge Loan Management Ltd., Series 4A-2014-A2R (3 Month LIBOR USD + 1.50%)	1.64	% (a)	01/28/2030	1,474,833

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,500,000	Highbridge Loan Management Ltd., Series 8A-2016-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.03	% (a)	07/20/2030	2,441,584
1,500,000	HPS Loan Management Ltd., Series 13A-18-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.12	% (a)	10/15/2030	1,485,069
4,000,000	LCM LP, Series 14A-DR (3 Month LIBOR USD + 2.75%)	2.88	% (a)	07/20/2031	3,891,848
2,000,000	LCM LP, Series 19A-D (3 Month LIBOR USD + 3.45%, 3.45% Floor)	3.57	% (a)	07/15/2027	2,007,595
2,000,000	LCM LP, Series 20A-DR (3 Month LIBOR USD + 2.80%)	2.93	% (a)	10/20/2027	2,012,359
4,000,000	LCM LP, Series 30A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.13	% (a)	04/20/2031	3,985,125
2,000,000	LCM Ltd., Series 25A-D (3 Month LIBOR USD + 3.45%)	3.58	% (a)	07/20/2030	1,928,577
3,250,000	LCM Ltd., Series 28A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	3.08	% (a)	10/20/2030	3,201,946
4,000,000	Madison Park Funding Ltd., Series 2014-14A-DRR (3 Month LIBOR USD + 2.95%, 2.95% Floor)	3.08	% (a)	10/22/2030	3,992,898
5,000,000	Madison Park Funding Ltd., Series 2015-18A-DR (3 Month LIBOR USD + 2.95%)	3.08	% (a)	10/21/2030	4,937,984
3,750,000	Madison Park Funding Ltd., Series 2019-34A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	3.47	% (a)	04/25/2032	3,760,557
1,000,000	Madison Park Funding Ltd., Series 2021-52A-D (3 Month LIBOR USD + 3.15%, 3.15% Floor)	3.24	% (a)	01/22/2035	1,000,000
4,000,000	Magnetite Ltd., Series 2015-14RA-D (3 Month LIBOR USD + 2.85%)	2.97	% (a)	10/18/2031	3,998,075
1,500,000	Magnetite Ltd., Series 2016-18A-DR (3 Month LIBOR USD + 2.70%)	2.86	% (a)	11/15/2028	1,500,247
2,000,000	Magnetite Ltd., Series 2019-23A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.17	% (a)	01/25/2035	2,000,000
1,000,000	Magnetite Ltd., Series 2021-31A-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.11	% (a)	07/15/2034	1,001,985
1,000,000	Magnetite Ltd., Series 2021-31A-E (3 Month LIBOR USD + 6.00%, 6.00% Floor)	6.11	% (a)	07/15/2034	993,261
1,000,000	Myers Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.18	% (a)	10/20/2030	1,001,248
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2014-18A-CR2 (3 Month LIBOR USD + 3.00%)	3.13	% (a)	10/21/2030	2,000,009
3,500,000	Neuberger Berman Loan Advisers Ltd., Series 2016-23A-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.02	% (a)	10/17/2027	3,500,196
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-29A-D (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.22	% (a)	10/19/2031	2,500,109
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-DR (3 Month LIBOR USD + 2.70%, 2.70% Floor)	2.82	% (a)	01/20/2032	1,989,609
6,000,000	Oak Hill Credit Partners Ltd., Series 2014-10RA-D1R (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.18	% (a)	04/20/2034	5,966,350
5,600,000	Octagon Investment Partners Ltd., Series 2012-1A-CRR (3 Month LIBOR USD + 3.90%, 3.90% Floor)	4.02	% (a)	07/15/2029	5,606,891
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.12	% (a)	07/17/2030	1,987,511
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-DR2 (3 Month LIBOR USD + 2.50%)	2.62	% (a)	01/25/2031	1,905,379
2,250,000	Octagon Investment Partners Ltd., Series 2014-1A-CR3 (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.91	% (a)	02/14/2031	2,226,096
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-ERR (3 Month LIBOR USD + 5.45%, 5.45% Floor)	5.58	% (a)	01/22/2030	2,373,634

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,000,000	Octagon Investment Partners Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.95%)	3.07	% (a)	07/15/2030	9,739,529
5,460,000	Octagon Investment Partners Ltd., Series 2017-1A-CR (3 Month LIBOR USD + 3.30%)	3.43	% (a)	03/17/2030	5,460,169
1,760,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	6.33	% (a)	03/17/2030	1,766,574
1,500,000	Octagon Investment Partners Ltd., Series 2018-18A-C (3 Month LIBOR USD + 2.70%)	2.82	% (a)	04/16/2031	1,434,190
2,500,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%)	2.97	% (a)	07/25/2030	2,454,636
3,500,000	Octagon Investment Partners Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	3.46	% (a)	01/20/2035	3,500,061
1,000,000	Octagon Investment Partners Ltd., Series 2020-5A-D (3 Month LIBOR USD + 3.40%, 3.40% Floor)	3.52	% (a)	01/15/2033	1,000,041
1,000,000	OHA Credit Funding Ltd., Series 2016-13A-DR (3 Month LIBOR USD + 3.20%, 3.20% Floor)	3.35	% (a)	10/25/2034	996,382
2,000,000	OHA Credit Funding Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.18	% (a)	10/20/2030	2,007,828
5,000,000	Race Point Ltd., Series 2013-8A-DR2 (3 Month LIBOR USD + 3.50%, 3.50% Floor)	3.66	% (a)	02/20/2030	5,006,351
3,500,000	Sound Point Ltd., Series 2016-2A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	3.98	% (a)	10/20/2028	3,512,468
9,000,000	Sound Point Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.65%, 3.65% Floor)	3.77	% (a)	01/23/2029	9,040,019
7,000,000	Sound Point Ltd., Series 2019-2A-DR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	3.42	% (a)	07/15/2034	6,960,116
7,000,000	Sound Point Ltd., Series 2019-3A-DR (3 Month LIBOR USD + 3.50%, 3.50% Floor)	3.63	% (a)	10/25/2034	6,962,895
500,000	Sound Point Ltd., Series 2019-4A-D (3 Month LIBOR USD + 4.11%, 4.11% Floor)	4.23	% (a)	01/15/2033	500,328
2,000,000	Sound Point Ltd., Series 2020-1A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	3.48	% (a)	07/20/2034	1,983,095
4,000,000	Sound Point Ltd., Series 2020-3A-D (3 Month LIBOR USD + 3.65%, 3.65% Floor)	3.77	% (a)	01/25/2032	4,011,525
1,250,000	Sound Point Ltd., Series 2021-3A-D (3 Month LIBOR USD + 3.25%, 3.25% Floor)	3.38	% (a)	10/25/2034	1,252,435
1,000,000	Sound Point Ltd., Series 2021-4A-D (3 Month LIBOR USD + 3.40%, 3.40% Floor)	3.52	% (a)	10/25/2034	1,000,019
10,000,000	Stewart Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	2.72	% (a)	01/15/2030	9,771,733
3,000,000	Symphony Ltd., Series 2015-16A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.17	% (a)	10/15/2031	3,000,178
2,500,000	Symphony Ltd., Series 2016-17A-DR (3 Month LIBOR USD + 2.65%)	2.77	% (a)	04/15/2028	2,509,676
10,000,000	Trimaran CAVU LLC, Series 2021-3A-D (3 Month LIBOR USD + 3.78%, 3.78% Floor)	3.88	% (a)	01/18/2035	10,000,000
1,000,000	Upland Ltd., Series 2016-1A-CR (3 Month LIBOR USD + 2.90%)	3.03	% (a)	04/20/2031	993,975
2,000,000	Venture Ltd., Series 2013-14A-BRR (3 Month LIBOR USD + 1.55%, 1.55% Floor)	1.73	% (a)	08/28/2029	2,001,144
2,000,000	Venture Ltd., Series 2014-18A-BR (3 Month LIBOR USD + 1.65%)	1.77	% (a)	10/15/2029	2,000,995
1,000,000	Verde Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.25%, 3.25% Floor)	3.37	% (a)	04/15/2032	1,003,039
3,000,000	Voya Ltd., Series 2014-1A-CR2 (3 Month LIBOR USD + 2.80%)	2.92	% (a)	04/18/2031	2,844,597

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,000,000	Voya Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	3.07	% (a)	07/23/2027	2,000,020
3,000,000	Voya Ltd., Series 2017-3A-CR (3 Month LIBOR USD + 3.15%)	3.28	% (a)	04/20/2034	2,988,197
4,000,000	Voya Ltd., Series 2018-2A-D (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.87	% (a)	07/15/2031	3,930,035
5,000,000	Wellfleet Ltd., Series 2019-XA-A1R (3 Month LIBOR USD + 1.17%)	1.30	% (a)	07/20/2032	4,996,655
2,250,000	Wind River Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.12	% (a)	07/18/2031	2,187,293
1,000,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.87	% (a)	01/15/2031	937,471
4,000,000	Wind River Ltd., Series 2014-3A-DR2 (3 Month LIBOR USD + 3.40%, 3.40% Floor)	3.53	% (a)	10/22/2031	3,950,778
3,000,000	Wind River Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.85%)	2.97	% (a)	07/15/2028	3,000,732
3,000,000	Wind River Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 3.72%, 3.72% Floor)	3.84	% (a)	04/18/2036	3,000,786
5,000,000	Wind River Ltd., Series 2017-3A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	3.97	% (a)	04/15/2035	5,034,920
4,000,000	Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	3.02	% (a)	07/15/2030	3,971,371
2,500,000	Wind River Ltd., Series 2018-2A-D (3 Month LIBOR USD + 3.00%)	3.12	% (a)	07/15/2030	2,484,536
3,000,000	Wind River Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	3.08	% (a)	01/20/2031	2,969,173

Total Collateralized Loan Obligations (Cost $401,378,654)					399,103,628

Foreign Corporate Bonds - 7.8%
1,470,000	Adani International Container Terminal Pvt Ltd.	3.00	% (a)	02/16/2031	1,417,698
3,136,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	3,024,422
950,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	980,154
214,000	Adani Ports & Special Economic Zone Ltd.	4.20%		08/04/2027	222,233
1,500,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	1,566,515
500,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	476,610
15,430,000	AerCap Global Aviation Trust	3.40%		10/29/2033	15,728,751
4,500,000	AES Andres B.V.	5.70	% (a)	05/04/2028	4,585,140
2,600,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35	% (a)	10/07/2079	2,650,778
3,400,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	3,466,402
8,800,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13	% (a)	03/26/2079	9,120,364
3,200,000	AI Candelaria Spain SLU	5.75	% (a)	06/15/2033	3,100,496
1,000,000	Air Canada	3.88	% (a)	08/15/2026	1,021,315
800,000	Altice Financing S.A.	5.00	% (a)	01/15/2028	781,960
1,305,000	Altice France S.A.	6.00	% (a)	02/15/2028	1,248,624
2,100,000	Altice France S.A.	5.13	% (a)	07/15/2029	2,052,099
1,660,000	Altice France S.A.	5.50	% (a)	10/15/2029	1,637,930
12,070,000	Anglo American Capital PLC	4.50	% (a)	03/15/2028	13,313,734
4,060,000	Anheuser-Busch InBev Worldwide, Inc.	4.90%		02/01/2046	5,143,396
8,205,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%		04/15/2048	10,055,056
540,000	ARD Finance S.A. (PIK 7.25%)	6.50	% (a)	06/30/2027	556,762
15,257,000	Australia & New Zealand Banking Group Ltd. (5 Year CMT Rate + 1.70%)	2.57	% (a)	11/25/2035	14,626,453

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,803,428	Avation Capital S.A. (9.00% PIK)	8.25	% (a)	10/31/2026	1,516,755
10,670,000	Avolon Holdings Funding Ltd.	3.25	% (a)	02/15/2027	10,752,170
2,400,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (a)(h)	04/22/2031	2,439,372
1,500,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13	% (a)	07/01/2030	1,483,747
5,650,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	5,588,782
589,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25	% (h)	04/15/2024	585,896
5,550,000	Banco do Brasil S.A. (10 Year CMT Rate + 6.36%)	9.00	% (h)	06/18/2024	5,925,902
1,500,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38%		01/28/2031	1,460,340
200,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38	% (a)	01/28/2031	194,712
3,750,000	Banco General S.A. (10 Year CMT Rate + 3.67%)	5.25	% (a)(h)	05/07/2031	3,802,519
2,660,000	Banco Internacional del Peru S.A.A. (3 Month LIBOR USD + 5.76%)	6.63%		03/19/2029	2,807,271
3,800,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	3,780,867
7,253,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	6,054,804
547,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75	% (a)	11/04/2026	456,636
7,600,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63	% (h)	01/10/2028	8,169,240
300,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (h)	06/27/2029	319,625
2,521,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (a)(h)	06/27/2029	2,685,911
4,400,000	Bangkok Bank PCL (5 Year CMT Rate + 4.73%)	5.00	% (h)	09/23/2025	4,571,732
9,681,000	Bank of Montreal (5 Year Swap Rate USD + 1.43%)	3.80%		12/15/2032	10,391,748
13,360,000	Barclays PLC (3 Month LIBOR USD + 1.38%)	1.54%		05/16/2024	13,529,174
14,485,000	BAT Capital Corporation	3.46%		09/06/2029	15,025,400
10,000,000	BDO Unibank, Inc.	2.95%		03/06/2023	10,193,400
13,455,000	BNP Paribas S.A. (Secured Overnight Financing Rate + 15.07%)	3.05	% (a)	01/13/2031	13,855,207
13,405,000	BOC Aviation Ltd. (3 Month LIBOR USD + 1.13%)	1.34	% (a)	09/26/2023	13,448,584
1,120,000	Bombardier, Inc.	7.88	% (a)	04/15/2027	1,162,930
7,805,000	BPCE S.A.	1.00	% (a)	01/20/2026	7,556,726
3,500,000	Braskem Finance Company (5 Year CMT Rate + 8.22%)	8.50	% (a)	01/23/2081	4,073,895
2,100,000	CAP S.A.	3.90	% (a)	04/27/2031	1,976,068
3,100,000	CAP S.A.	3.90%		04/27/2031	2,917,054
4,865,000	CCL Industries, Inc.	3.05	% (a)	06/01/2030	5,037,900
5,000,000	Chile Electricity PEC SpA	0.00	% (a)	01/25/2028	4,083,650
4,325,000	CI Financial Corporation	4.10%		06/15/2051	4,698,141
1,185,000	CIMB Bank BHD (3 Month LIBOR USD + 0.78%)	0.90%		10/09/2024	1,195,726
3,500,000	CK Hutchison International 20 Ltd.	2.50	% (a)	05/08/2030	3,545,567
11,855,000	Commonwealth Bank of Australia	4.32	% (a)	01/10/2048	13,861,692
6,610,000	Cosan Overseas Ltd.	8.25	% (h)	02/05/2022	6,759,750
13,805,000	Credit Suisse Group AG (Secured Overnight Financing Rate + 0.98%)	1.31	% (a)	02/02/2027	13,351,671
6,150,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (h)	11/29/2022	2,976,077
5,700,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	5,638,982
250,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.92%)	3.30	% (h)	02/27/2025	254,803
2,000,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	2,114,447
7,925,000	Deutsche Bank AG (Secured Overnight Financing Rate + 1.22%)	2.31%		11/16/2027	7,926,130

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,215,472	Digicel Group Ltd. (5.00% + 3.00% PIK or 8.00% PIK)	8.00	% (a)	04/01/2025	1,127,150
1,839,176	Digicel Group Ltd. (PIK 7.00%)	7.00	% (a)(h)	01/18/2022	1,601,913
4,600,000	Docuformas SAPI de C.V.	10.25	% (a)	07/24/2024	4,123,371
1,750,000	Ecopetrol S.A.	4.63%		11/02/2031	1,704,517
900,000	Ecopetrol S.A.	5.88%		05/28/2045	862,168
9,200,000	Ecopetrol S.A.	5.88%		11/02/2051	8,633,924
2,060,000	eG Global Finance PLC	8.50	% (a)	10/30/2025	2,136,817
3,090,360	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	3,097,344
8,500,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	2,858,125
5,900,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	5,606,564
3,400,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	3,201,644
6,150,000	Enbridge, Inc.	3.40%		08/01/2051	6,249,145
2,500,000	Engie Energia Chile S.A.	3.40%		01/28/2030	2,534,838
6,021,000	Equate Petrochemical B.V.	2.63%		04/28/2028	6,043,579
1,682,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	1.06%		11/20/2023	1,693,909
1,022,344	Fenix Power Peru S.A.	4.32%		09/20/2027	1,046,875
900,000	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	1,010,070
5,400,000	Galaxy Pipeline Assets Bidco Ltd.	2.16	% (a)	03/31/2034	5,305,425
10,600,000	Galaxy Pipeline Assets Bidco Ltd.	2.63%		03/31/2036	10,382,671
2,800,000	Galaxy Pipeline Assets Bidco Ltd.	2.94%		09/30/2040	2,793,398
2,050,000	Garda World Security Corporation	4.63	% (a)	02/15/2027	2,042,087
1,450,000	Garda World Security Corporation	6.00	% (a)	06/01/2029	1,386,787
1,491,000	Geopark Ltd.	6.50%		09/21/2024	1,530,019
1,080,000	GFL Environmental, Inc.	4.00	% (a)	08/01/2028	1,060,231
4,000,000	Gilex Holding SARL	8.50%		05/02/2023	4,066,000
1,600,000	Gilex Holding SARL	8.50	% (a)	05/02/2023	1,626,400
7,203,000	Glencore Funding LLC	1.63	% (a)	04/27/2026	7,073,916
4,780,000	Glencore Funding LLC	3.38	% (a)	09/23/2051	4,614,535
10,498,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	9,576,696
300,000	Gran Tierra Energy International Holdings Ltd.	6.25	% (a)	02/15/2025	273,672
3,500,000	Gran Tierra Energy, Inc.	7.75	% (a)	05/23/2027	3,184,125
3,310,000	Grifols Escrow Issuer S.A.	4.75	% (a)	10/15/2028	3,382,390
6,746,454	Grupo Idesa S.A. de C.V. (PIK 10.38%)	10.13	% (a)	05/22/2026	4,520,124
15,930,000	HSBC Holdings PLC (3 Month LIBOR USD + 1.38%)	1.58%		09/12/2026	16,376,286
3,688,300	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	3,734,404
1,000,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	1,020,250
1,000,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	1,064,988
4,800,000	Inkia Energy Ltd.	5.88%		11/09/2027	4,926,792
710,000	Intelligent Packaging Ltd.	6.00	% (a)	09/15/2028	731,300
1,585,000	Intelsat Jackson Holdings S.A.	5.50	% (f)	08/01/2023	719,447
2,096,680	Interoceanica Finance Ltd.	0.00%		11/30/2025	1,972,190
1,192,690	Invepar Holdings	0.00	% (c)(f)	12/30/2028	0
2,000,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.22%)	4.63	% (h)	02/27/2025	1,877,050
8,100,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	7,788,352
1,900,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.98%)	6.13	% (h)	12/12/2022	1,914,801
1,254,500	JSW Hydro Energy Ltd.	4.13	% (a)	05/18/2031	1,253,264

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,644,000	Kasikornbank PCL (5 Year CMT Rate + 4.94%)	5.28	% (h)	10/14/2025	5,924,196
1,700,000	Korea Development Bank	1.00%		09/09/2026	1,661,602
2,900,000	Korea Development Bank	1.63%		01/19/2031	2,846,157
5,700,000	Korea Development Bank	2.00%		10/25/2031	5,720,283
5,700,000	Korea East-West Power Company Ltd.	1.75%		05/06/2025	5,746,282
1,400,000	Korea East-West Power Company Ltd.	1.75	% (a)	05/06/2025	1,411,367
3,000,000	Korea Electric Power Corporation	1.13	% (a)	06/15/2025	2,964,614
1,000,000	Korea Electric Power Corporation	1.13%		06/15/2025	988,205
900,000	Korea Hydro & Nuclear Power Company Ltd.	1.25	% (a)	04/27/2026	884,416
3,045,000	Kronos Acquisition Holdings, Inc.	5.00	% (a)	12/31/2026	3,011,246
1,595,000	Kronos Acquisition Holdings, Inc.	7.00	% (a)	12/31/2027	1,505,983
1,400,000	KT Corporation	1.00%		09/01/2025	1,373,527
4,300,000	KT Corporation	2.50%		07/18/2026	4,448,786
2,100,000	KT Corporation	1.38%		01/21/2027	2,053,249
950,000	LG Chem Ltd.	2.38	% (a)	07/07/2031	935,444
2,001,337	Lima Metro Finance Ltd.	5.88%		07/05/2034	2,303,099
12,925,000	Lloyds Banking Group PLC (3 Month LIBOR USD + 1.21%)	3.57%		11/07/2028	13,814,481
6,456,240	LLPL Capital Pte Ltd.	6.88	% (a)	02/04/2039	7,364,342
3,160,000	Macquarie Group Ltd. (Secured Overnight Financing Rate + 0.91%)	1.63	% (a)	09/23/2027	3,098,141
16,405,000	Macquarie Group Ltd. (Secured Overnight Financing Rate + 1.53%)	2.87	% (a)	01/14/2033	16,368,828
1,340,000	Mattamy Group Corporation	4.63	% (a)	03/01/2030	1,366,700
1,450,000	MEG Energy Corporation	7.13	% (a)	02/01/2027	1,546,323
280,000	MEG Energy Corporation	5.88	% (a)	02/01/2029	293,538
1,500,000	MEGlobal Canada ULC	5.00	% (a)	05/18/2025	1,639,556
6,100,000	Minejesa Capital B.V.	4.63%		08/10/2030	6,287,636
6,600,000	Minejesa Capital B.V.	5.63%		08/10/2037	6,906,966
7,500,000	Minerva Luxembourg S.A.	4.38	% (a)	03/18/2031	7,146,188
13,475,000	Mitsubishi UFJ Financial Group, Inc.	1.41%		07/17/2025	13,411,460
9,185,000	National Australia Bank Ltd.	2.99	% (a)	05/21/2031	9,221,339
7,780,000	NatWest Markets PLC	0.80	% (a)	08/12/2024	7,655,837
6,460,000	NBN Company Ltd.	1.45	% (a)	05/05/2026	6,368,112
2,000,000	Nexa Resources S.A.	5.38%		05/04/2027	2,124,520
900,000	NongHyup Bank	1.25	% (a)	07/20/2025	891,838
12,519,000	Nutrien Ltd.	4.20%		04/01/2029	14,135,555
6,365,000	NXP Funding LLC	3.88	% (a)	06/18/2026	6,876,436
2,000,000	Oleoducto Central S.A.	4.00%		07/14/2027	1,991,000
6,300,000	ONGC Videsh Ltd.	3.75%		07/27/2026	6,606,805
2,000,000	Ooredoo International Finance Ltd.	3.25%		02/21/2023	2,052,546
500,000	Ooredoo International Finance Ltd.	3.75%		06/22/2026	542,637
628,000	Orazul Energy Egenor S en C por A	5.63%		04/28/2027	605,097
500,000	Oversea-Chinese Banking Corporation Ltd.	4.25%		06/19/2024	532,228
5,100,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (a)	09/10/2030	5,063,382
3,200,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	3,177,024
7,900,000	Pampa Energia S.A.	7.50%		01/24/2027	6,831,920
150,000	Pampa Energia S.A.	9.13%		04/15/2029	132,779

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
115,838	Panama Metro Line SP	0.00%		12/05/2022	114,830
620,118	Panama Metro Line SP	0.00	% (a)	12/05/2022	614,720
1,300,000	Parkland Corporation	4.50	% (a)	10/01/2029	1,303,159
950,000	Parkland Corporation	4.63	% (a)	05/01/2030	945,682
4,400,000	Peru LNG SRL	5.38%		03/22/2030	3,812,864
3,600,000	Petrobras Global Finance B.V.	6.75%		06/03/2050	3,771,558
7,000,000	Petrobras Global Finance B.V.	5.50%		06/10/2051	6,506,325
6,150,000	Petroleos Mexicanos	6.75%		09/21/2047	5,470,271
800,000	Petronas Capital Ltd.	2.48%		01/28/2032	803,623
6,300,000	Petronas Capital Ltd.	2.48	% (a)	01/28/2032	6,328,529
5,800,000	POSCO	2.38%		01/17/2023	5,865,870
1,900,000	POSCO	2.75%		07/15/2024	1,960,265
1,030,000	Primo Water Holdings, Inc.	4.38	% (a)	04/30/2029	1,021,389
4,300,000	PSA Treasury Pte Ltd.	2.13%		09/05/2029	4,348,576
2,700,000	PSA Treasury Pte Ltd.	2.25%		04/30/2030	2,758,893
800,000	PTTEP Treasury Center Company Ltd.	2.59	% (a)	06/10/2027	816,355
8,300,000	Qatar Energy	2.25%		07/12/2031	8,242,722
2,750,000	Reliance Industries Ltd.	5.40%		02/14/2022	2,762,712
15,265,000	Renesas Electronics Corporation	2.17	% (a)	11/25/2026	15,222,820
2,300,000	SA Global Sukuk Ltd.	2.69	% (a)	06/17/2031	2,317,774
1,010,000	Seaspan Corporation	5.50	% (a)	08/01/2029	1,021,519
3,850,000	Shinhan Financial Group Company Ltd. (5 Year CMT Rate + 2.06%)	2.88	% (a)(h)	05/12/2026	3,805,436
1,800,000	SingTel Group Treasury Pte Ltd.	2.38%		08/28/2029	1,846,851
4,100,000	SingTel Group Treasury Pte Ltd.	1.88%		06/10/2030	4,040,699
9,829,971	Stoneway Capital Corporation	10.00	% (f)	03/01/2027	3,084,252
1,840,000	Superior Plus LP	4.50	% (a)	03/15/2029	1,893,949
600,000	Suzano Austria GmbH	3.13%		01/15/2032	581,544
350,000	Sydney Airport Finance Company Pty Ltd.	3.63	% (a)	04/28/2026	371,305
300,000	Telefonica Moviles Chile S.A.	3.54	% (a)	11/18/2031	299,213
790,000	Telesat LLC	4.88	% (a)	06/01/2027	698,360
794,000	Telesat LLC	6.50	% (a)	10/15/2027	616,938
1,600,000	Temasek Financial Ltd.	1.00%		10/06/2030	1,488,368
8,800,000	Temasek Financial Ltd.	1.00	% (a)	10/06/2030	8,186,024
5,500,000	Tencent Holdings Ltd.	2.39	% (a)	06/03/2030	5,394,463
738,000	Tervita Corporation	11.00	% (a)	12/01/2025	851,438
1,000,000	Titan Acquisition Ltd.	7.75	% (a)	04/15/2026	1,016,040
5,000,000	TransCanada PipeLines Ltd.	4.25%		05/15/2028	5,580,315
500,000	Transelec S.A.	3.88%		01/12/2029	534,893
9,491,000	TSMC Global Ltd.	1.25	% (a)	04/23/2026	9,305,878
961,917	UEP Penonome S.A.	6.50%		10/01/2038	1,008,416
5,098,161	UEP Penonome S.A.	6.50	% (a)	10/01/2038	5,344,606
900,000	UltraTech Cement Ltd.	2.80%		02/16/2031	869,851
13,600,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (h)	01/29/2025	8,060,244
4,700,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	4,639,558
6,600,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88	% (h)	10/19/2023	6,776,121

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,600,000	Vedanta Resources Finance PLC	9.25	% (a)	04/23/2026	5,225,892
10,500,000	Vedanta Resources Ltd.	6.13%		08/09/2024	9,148,125
2,300,000	Vertical Newco, Inc.	5.25	% (a)	07/15/2027	2,420,819
685,000	Virgin Media Finance PLC	5.00	% (a)	07/15/2030	682,644
7,430,000	Volkswagen Group of America Finance LLC	4.25	% (a)	11/13/2023	7,849,512
9,300,000	Weir Group PLC	2.20	% (a)	05/13/2026	9,179,342
7,885,000	Westpac Banking Corporation (5 Year CMT Rate + 1.53%)	3.02%		11/18/2036	7,803,160
3,000,000	Woori Bank (5 Year CMT Rate + 2.66%)	4.25	% (h)	10/04/2024	3,120,682

Total Foreign Corporate Bonds (Cost $897,316,339)					880,244,512

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 2.4%
3,100,000	Abu Dhabi Government International Bond	3.13	% (a)	04/16/2030	3,363,897
2,500,000	Abu Dhabi Government International Bond	1.70%		03/02/2031	2,435,312
6,350,000	Abu Dhabi Government International Bond	3.13%		09/30/2049	6,498,831
2,200,000	Abu Dhabi Government International Bond	3.88%		04/16/2050	2,568,267
8,000,000	Brazilian Government International Bond	3.75%		09/12/2031	7,532,000
5,000,000	Brazilian Government International Bond	5.00%		01/27/2045	4,702,500
5,700,000	Brazilian Government International Bond	5.63%		02/21/2047	5,657,250
200,000	Chile Government International Bond	2.55%		01/27/2032	200,000
500,000	Chile Government International Bond	2.55%		07/27/2033	487,375
2,000,000	Chile Government International Bond	3.10%		05/07/2041	1,961,000
3,000,000	Chile Government International Bond	3.50%		01/25/2050	3,112,020
15,500,000	Chile Government International Bond	3.10%		01/22/2061	14,359,665
4,700,000	Colombia Government International Bond	3.13%		04/15/2031	4,222,245
3,700,000	Colombia Government International Bond	3.25%		04/22/2032	3,334,625
2,500,000	Colombia Government International Bond	5.00%		06/15/2045	2,265,625
11,150,000	Colombia Government International Bond	4.13%		05/15/2051	9,087,250
4,100,000	Dominican Republic International Bond	4.88	% (a)	09/23/2032	4,176,875
2,000,000	Dominican Republic International Bond	5.88%		01/30/2060	1,927,500
4,100,000	Indonesia Government International Bond	2.15%		07/28/2031	4,075,995
2,700,000	Indonesia Government International Bond	4.35%		01/11/2048	3,098,860
10,200,000	Indonesia Government International Bond	3.70%		10/30/2049	10,811,658
500,000	Korea International Bond	2.75%		01/19/2027	527,722
3,000,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	3,147,679
500,000	Malaysia Sukuk Global BHD	3.18%		04/27/2026	534,334
3,850,000	Malaysia Wakala Sukuk BHD	2.07%		04/28/2031	3,853,178
2,650,000	Malaysia Wakala Sukuk BHD	2.07	% (a)	04/28/2031	2,652,188
1,750,000	Malaysia Wakala Sukuk BHD	3.08	% (a)	04/28/2051	1,794,244
5,114,000	Mexico Government International Bond	4.15%		03/28/2027	5,660,610
14,415,000	Mexico Government International Bond	3.75%		01/11/2028	15,507,297
3,900,000	Mexico Government International Bond	2.66%		05/24/2031	3,814,239
10,100,000	Mexico Government International Bond	4.28%		08/14/2041	10,491,375
2,300,000	Mexico Government International Bond	4.35%		01/15/2047	2,395,473
8,887,000	Mexico Government International Bond	4.60%		02/10/2048	9,502,914
5,400,000	Mexico Government International Bond	4.50%		01/31/2050	5,737,500
4,000,000	Mexico Government International Bond	3.77%		05/24/2061	3,695,540
6,500,000	Panama Government International Bond	2.25%		09/29/2032	6,179,875

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,700,000	Panama Government International Bond	4.30%		04/29/2053	5,063,122
1,900,000	Panama Government International Bond	4.50%		04/01/2056	2,099,994
10,600,000	Panama Government International Bond	3.87%		07/23/2060	10,639,750
3,800,000	Perusahaan Penerbit SBSN Indonesia III	3.80%		06/23/2050	3,993,002
11,200,000	Perusahaan Penerbit SBSN Indonesia III	2.55	% (a)	06/09/2031	11,351,648
1,300,000	Peruvian Government International Bond	2.78%		01/23/2031	1,296,763
2,400,000	Peruvian Government International Bond	3.30%		03/11/2041	2,409,024
2,200,000	Peruvian Government International Bond	3.55%		03/10/2051	2,296,822
3,800,000	Philippine Government International Bond	2.46%		05/05/2030	3,928,778
4,950,000	Philippine Government International Bond	1.65%		06/10/2031	4,805,265
3,088,000	Philippine Government International Bond	3.70%		03/01/2041	3,376,410
8,562,000	Philippine Government International Bond	3.70%		02/02/2042	9,361,486
3,100,000	Philippine Government International Bond	2.95%		05/05/2045	3,063,634
1,800,000	Philippine Government International Bond	2.65%		12/10/2045	1,708,379
2,100,000	Qatar Government International Bond	3.38%		03/14/2024	2,201,409
3,700,000	Saudi Government International Bond	2.88%		03/04/2023	3,792,818
7,000,000	Saudi Government International Bond	2.90	% (a)	10/22/2025	7,345,625
200,000	Saudi Government International Bond	2.25%		02/02/2033	195,462
200,000	Saudi Government International Bond	3.75%		01/21/2055	215,097
18,400,000	Saudi Government International Bond	3.45%		02/02/2061	18,617,488
8,000,000	Temasek Financial I Ltd.	1.63%		08/02/2031	7,757,644

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $273,426,060)					276,892,538

Municipal Bonds - 0.1%
4,430,000	State of California	7.55%		04/01/2039	7,401,521

Total Municipal Bonds (Cost $6,338,232)					7,401,521

Non-Agency Commercial Mortgage Backed Obligations - 8.4%
5,000,000	Alen Mortgage Trust, Series 2021-ACEN-D (1 Month LIBOR USD + 3.10%, 3.10% Floor)	3.21	% (a)	04/15/2034	4,999,613
22,775,500	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-XB	0.75	% (a)(b)(i)	06/15/2054	1,526,551
4,041,000	Arbor Realty Ltd., Series 2021-FL2-B (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.71	% (a)	05/15/2036	4,037,464
4,140,000	Arbor Realty Ltd., Series 2021-FL2-C (1 Month LIBOR USD + 1.95%, 1.95% Floor)	2.06	% (a)	05/15/2036	4,135,082
12,071,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	2.41	% (a)	06/15/2035	11,768,358
2,638,666	BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ-C	3.61	% (a)(b)	08/14/2034	2,703,116
1,790,000	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-B	4.36	% (b)	09/15/2048	1,839,862
5,515,000	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-C	4.36	% (b)	09/15/2048	5,488,848
3,609,530	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.46	% (a)	03/15/2036	3,587,479
4,940,071	BANK, Series 2017-BNK8-XA	0.73	% (b)(i)	11/15/2050	180,644
1,857,000	BANK, Series 2018-BN10-C	4.16	% (b)	02/15/2061	1,970,026
1,005,000	BANK, Series 2020-BN28-AS	2.14%		03/15/2063	989,601
2,906,000	BANK, Series 2020-BN28-C	3.15	% (b)	03/15/2063	2,905,196
5,464,000	BANK, Series 2021-BN37-C	3.11	% (b)	11/15/2064	5,403,340
1,508,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.31	% (a)	08/15/2036	1,503,576

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,719,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.81	% (a)	08/15/2036	1,706,987
1,355,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.61	% (a)	08/15/2036	1,341,352
3,451,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	3.61	% (a)	08/15/2036	3,419,380
62,808,718	BBCMS Mortgage Trust, Series 2020-C7-XA	1.63	% (b)(i)	04/15/2053	6,157,371
5,670,000	BBCMS Mortgage Trust, Series 2020-C8-C	3.36	% (b)	10/15/2053	5,807,251
76,831,766	BBCMS Mortgage Trust, Series 2021-C9-XA	1.64	% (b)(i)	02/15/2054	9,025,635
3,318,000	Benchmark Mortgage Trust, Series 2019-B10-C	3.75%		03/15/2062	3,434,237
4,598,000	Benchmark Mortgage Trust, Series 2020-B18-AGNF	4.14	% (a)	07/15/2053	4,580,782
4,549,000	Benchmark Mortgage Trust, Series 2020-B19-AS	2.15%		09/15/2053	4,454,828
1,091,000	Benchmark Mortgage Trust, Series 2020-B19-C	3.21%		09/15/2053	1,097,837
150,941,048	Benchmark Mortgage Trust, Series 2021-B28-XA	1.29	% (b)(i)	08/15/2054	14,207,628
14,507,000	BX Commercial Mortgage Trust, Series 2021-21M-H (1 Month LIBOR USD + 4.01%, 4.01% Floor)	4.12	% (a)	10/15/2036	14,400,342
14,685,000	BX Commercial Mortgage Trust, Series 2021-VOLT-F (1 Month LIBOR USD + 2.40%, 2.40% Floor)	2.51	% (a)	09/15/2036	14,587,180
14,624,000	BX Commercial Mortgage Trust, Series 2021-XL2-E (1 Month LIBOR USD + 1.85%, 1.85% Floor)	1.96	% (a)	10/15/2038	14,565,668
3,903,200	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.26	% (a)	07/15/2034	3,912,332
3,400,000	BX Trust, Series 2017-SLCT-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.36	% (a)	07/15/2034	3,419,445
1,664,249	BX Trust, Series 2018-EXCL-B (1 Month LIBOR USD + 1.33%, 1.33% Floor)	1.44	% (a)	09/15/2037	1,625,981
11,798,000	BX Trust, Series 2019-OC11-E	4.08	% (a)(b)	12/09/2041	11,736,368
4,955,000	CD Mortgage Trust, Series 2017-CD4-C	4.35	% (b)	05/10/2050	5,213,022
69,615,955	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	0.99	% (b)(i)	01/10/2048	2,432,966
3,267,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-B	4.20	% (b)	06/15/2050	3,499,390
3,053,000	CHT Mortgage Trust, Series 2017-CSMO-B (1 Month LIBOR USD + 1.40%, 1.40% Floor)	1.51	% (a)	11/15/2036	3,055,991
3,988,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.11	% (a)	11/15/2036	3,996,451
6,599,246	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	1.72	% (a)(b)(i)	09/10/2045	31,737
1,898,500	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42	% (a)(b)	02/10/2048	1,832,253
3,525,001	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.33	% (b)(i)	02/10/2048	121,393
4,470,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85	% (a)	02/10/2049	3,206,990
37,575,698	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.66	% (b)(i)	04/15/2049	1,942,983
40,282,052	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	1.90	% (b)(i)	07/10/2049	2,809,689
68,293,186	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.38	% (b)(i)	10/10/2049	3,796,568
13,720,000	Citigroup Commercial Mortgage Trust, Series 2017-C4-B	4.10	% (b)	10/12/2050	14,648,301
9,344,000	Citigroup Commercial Mortgage Trust, Series 2019-GC41-B	3.20%		08/10/2056	9,653,617
8,478,000	Citigroup Commercial Mortgage Trust, Series 2020-555-F	3.50	% (a)(b)	12/10/2041	7,595,760
7,003,000	Citigroup Commercial Mortgage Trust, Series 2020-555-G	3.50	% (a)(b)	12/10/2041	5,529,128
20,840,272	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	1.83	% (b)(i)	10/15/2045	125,909
933,268	Commercial Mortgage Pass-Through Certificates, Series 2012-LC4-XA	1.76	% (a)(b)(i)	12/10/2044	9

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,815,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR16-B	4.58%		04/10/2047	1,900,029
7,335,783	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.49	% (b)	11/10/2047	7,455,915
3,325,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-B	4.53	% (b)	08/10/2048	3,549,400
53,923,083	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	0.92	% (b)(i)	10/10/2048	1,554,365
4,310,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.33	% (b)	07/10/2048	4,477,745
5,579,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.61	% (b)	10/10/2048	5,866,096
5,997,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.64	% (b)	02/10/2049	6,342,846
47,656,175	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	0.96	% (b)(i)	02/10/2049	1,526,399
4,321,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-C (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.81	% (a)	09/15/2033	4,277,860
6,771,200	Core Mortgage Trust, Series 2019-CORE-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.01	% (a)	12/15/2031	6,627,470
1,651,200	Core Mortgage Trust, Series 2019-CORE-F (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.46	% (a)	12/15/2031	1,622,253
5,597,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.56	% (b)	11/15/2048	5,845,780
3,461,000	CSAIL Commercial Mortgage Trust, Series 2016-C6-D	4.92	% (a)(b)	01/15/2049	3,077,553
37,174,550	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.87	% (b)(i)	01/15/2049	2,493,446
11,488,000	CSAIL Commercial Mortgage Trust, Series 2018-C14-C	4.92	% (b)	11/15/2051	12,685,082
400,000	CSAIL Commercial Mortgage Trust, Series 2018-CX12-B	4.61	% (b)	08/15/2051	440,992
3,800,000	CSAIL Commercial Mortgage Trust, Series 2018-CX12-C	4.74	% (b)	08/15/2051	4,106,302
9,269,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	9,870,845
6,238,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-C	3.61	% (b)	03/15/2053	6,356,802
126,504,743	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.12	% (b)(i)	03/15/2053	9,496,268
4,944,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 2.15%, 1.90% Floor)	2.26	% (a)	07/15/2032	4,886,420
4,359,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.55%, 3.30% Floor)	3.66	% (a)	07/15/2032	4,196,189
6,269,000	CSMC Trust, Series 2020-NET-C	3.53	% (a)	08/15/2037	6,427,072
7,968,667	CSMC Trust, Series 2021-B33-B	3.64	% (a)(b)	10/10/2043	8,205,540
3,731,000	CSMC Trust, Series 2021-B33-C	3.64	% (a)(b)	10/10/2043	3,547,766
186,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.60%, 2.45% Floor)	2.71	% (a)	06/15/2033	176,330
4,475,000	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-C	3.33	% (b)	05/10/2049	4,282,954
53,081,922	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.38	% (b)(i)	05/10/2049	2,495,126
5,000,000	DOLP Trust, Series 2021-NYC-D	3.70	% (a)(b)	05/10/2041	5,007,071
5,000,000	DOLP Trust, Series 2021-NYC-E	3.70	% (a)(b)	05/10/2041	4,820,785
1,500,000	Exantas Capital Corporation Ltd., Series 2020-RSO8-D (Secured Overnight Financing Rate 30 Day Average + 2.61%, 2.50% Floor)	2.66	% (a)	03/15/2035	1,493,099
1,629,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-E	3.96	% (a)(b)	12/10/2036	1,643,520
5,526,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	3.96	% (a)(b)	12/10/2036	5,252,047
1,014,301	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	5.14	% (a)	07/25/2023	1,024,284
3,188,000	FREMF Mortgage Trust, Series 2018-K74-C	4.09	% (a)(b)	02/25/2051	3,382,245

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,365,000	FREMF Mortgage Trust, Series 2018-KC02-C	0.00	% (a)(j)	08/25/2025	7,545,288
4,260,000	FREMF Mortgage Trust, Series 2019-K736-C	3.76	% (a)(b)	07/25/2026	4,464,281
5,000,000	FS Rialto, Series 2019-FL1-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.01	% (a)	12/16/2036	4,993,170
5,535,000	Grace Trust, Series 2020-GRCE-D	2.68	% (a)(b)	12/10/2040	5,285,240
4,000,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.24	% (a)	12/15/2036	3,765,458
2,588,000	GS Mortgage Securities Corporation Trust, Series 2018-RIVR-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.36	% (a)	07/15/2035	2,504,458
7,055,000	GS Mortgage Securities Corporation, Series 2015-GC32-B	4.41	% (b)	07/10/2048	7,538,209
497,409	GS Mortgage Securities Trust, Series 2011-GC5-XA	0.09	% (a)(b)(i)	08/10/2044	5
6,484,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.51	% (a)(b)	11/10/2047	4,470,354
94,168,730	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.76	% (b)(i)	11/10/2048	2,458,510
4,854,000	GS Mortgage Securities Trust, Series 2016-GS2-B	3.76	% (b)	05/10/2049	5,080,304
1,825,000	GS Mortgage Securities Trust, Series 2016-GS2-C	4.71	% (b)	05/10/2049	1,944,712
45,470,982	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.74	% (b)(i)	05/10/2049	2,844,333
5,801,000	GS Mortgage Securities Trust, Series 2017-GS6-B	3.87%		05/10/2050	6,221,019
4,514,000	GSCG Trust, Series 2019-600C-D	3.76	% (a)	09/06/2034	4,467,743
791,000	GSCG Trust, Series 2019-600C-E	3.99	% (a)(b)	09/06/2034	774,013
4,224,000	GSMSC Resecuritization Trust, Series 2021-IP-E (1 Month LIBOR USD + 3.55%, 3.55% Floor)	3.66	% (a)	10/15/2036	4,233,016
11,087,664	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.26	% (a)	11/15/2036	10,754,136
16,595,090	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	1.72	% (b)(i)	10/15/2045	73,314
1,679,719	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	0.86	% (b)(i)	06/15/2045	4,020
53,806,575	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	0.89	% (b)(i)	01/15/2049	1,726,292
2,976,800	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.21	% (a)	06/15/2032	2,975,736
2,837,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-B	3.46%		08/15/2049	2,860,746
6,690,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-E	3.76	% (a)(b)	01/05/2031	6,710,051
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR4-C	4.94	% (b)	03/10/2052	1,110,289
7,958,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP-E	3.86	% (a)(b)	12/05/2038	7,508,907
845,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C12-C	4.10	% (b)	07/15/2045	863,810
38,588,578	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.77	% (b)(i)	02/15/2047	510,419
3,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.64	% (b)	08/15/2047	3,056,498
2,766,125	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.48	% (b)	09/15/2047	2,812,287
8,204,658	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	3.98	% (a)(b)	09/15/2047	8,144,952
3,766,500	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.44	% (b)	11/15/2047	3,657,664
44,467,750	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.83	% (b)(i)	11/15/2047	902,927
1,684,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-B	3.90%		02/15/2048	1,733,409
12,131,110	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.81	% (a)(b)	02/15/2048	10,833,989

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,846,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-B	3.99%		10/15/2048	1,866,460
4,987,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.20	% (b)	05/15/2048	4,848,117
54,679,817	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.50	% (b)(i)	07/15/2048	846,170
43,269,974	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.82	% (b)(i)	08/15/2048	1,127,603
4,138,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.65	% (b)	11/15/2048	3,398,549
6,470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.61	% (b)	12/15/2048	6,713,765
1,447,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.73	% (b)	03/15/2049	1,533,881
50,705,551	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.55	% (b)(i)	06/15/2049	2,514,194
7,675,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2-AS	3.48%		06/15/2049	7,876,822
9,960,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-C	3.72	% (b)	05/13/2053	10,312,415
79,578	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.44	% (a)(b)(i)	11/15/2038	43
64,178	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XW	0.44	% (a)(b)(i)	11/15/2038	35
5,425,000	LSTAR Commercial Mortgage Trust, Series 2016-4-C	4.59	% (a)(b)	03/10/2049	5,658,596
13,184,000	MBRT, Series 2019-MBR-F (1 Month LIBOR USD + 2.80%, 2.55% Floor)	2.91	% (a)	11/15/2036	13,022,201
8,418,000	Med Trust, Series 2021-MDLN-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.11	% (a)	11/15/2038	8,416,408
7,825,000	MHC Commercial Mortgage Trust, Series 2021-MHC-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.71	% (a)	04/15/2038	7,837,057
4,500,000	MKT Mortgage Trust, Series 2020-525M-F	2.94	% (a)(b)	02/12/2040	4,138,470
1,620,795	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.34	% (a)(b)(i)	08/15/2045	3,999
2,500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17-C	4.48	% (b)	08/15/2047	2,582,541
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.50	% (b)	10/15/2047	3,059,803
1,508,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	1,556,621
1,406,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-B	4.16%		02/15/2048	1,469,425
3,620,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.45	% (b)	02/15/2048	3,710,924
30,644,269	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.26	% (b)(i)	02/15/2048	898,965
75,089,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-XB	0.14	% (a)(b)(i)	07/15/2050	477,941
2,957,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.53	% (b)	10/15/2048	3,098,689
4,674,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.50	% (b)	12/15/2047	4,767,593
6,710,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24	% (a)(b)	12/15/2047	6,204,046
46,533,771	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30-XA	1.37	% (b)(i)	09/15/2049	2,403,572
6,364,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-B	4.11%		05/15/2050	6,728,960
5,238,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34-D	2.70	% (a)	11/15/2052	4,588,637
27,796,899	Morgan Stanley Capital Trust, Series 2016-UB11-XA	1.50	% (b)(i)	08/15/2049	1,444,786

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,533,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.26	% (a)	11/15/2034	4,395,065
2,183,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.46	% (a)	11/15/2034	1,998,432
3,999,000	Morgan Stanley Capital, Series 2017-HR2-C	4.22	% (b)	12/15/2050	4,217,830
6,485,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.16	% (a)	10/15/2037	6,458,398
2,108,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.31	% (a)	06/15/2035	1,968,563
5,158,000	PFP Ltd., Series 2019-5-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.11	% (a)	04/14/2036	5,157,237
4,539,000	SG Commercial Mortgage Securities Trust, Series 2016-C5-B	3.93%		10/10/2048	4,664,316
49,146,127	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	1.90	% (b)(i)	10/10/2048	2,911,918
10,336,000	SLG Office Trust, Series 2021-OVA-E	2.85	% (a)	07/15/2041	9,830,595
9,660,000	SLG Office Trust, Series 2021-OVA-F	2.85	% (a)	07/15/2041	8,730,270
5,910,000	TPGI Trust, Series 2021-DGWD-G (1 Month LIBOR USD + 3.85%, 3.85% Floor)	3.96	% (a)	06/15/2026	5,885,139
14,301,394	TTAN, Series 2021-MHC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.01	% (a)	03/15/2038	14,218,322
1,374,000	UBS Commercial Mortgage Trust, Series 2013-C5-D	4.08	% (a)(b)	03/10/2046	1,198,142
8,911,000	UBS Commercial Mortgage Trust, Series 2017-C1-B	4.04%		06/15/2050	9,428,473
11,933,000	UBS Commercial Mortgage Trust, Series 2017-C2-B	3.99	% (b)	08/15/2050	12,643,157
2,491,000	UBS Commercial Mortgage Trust, Series 2017-C6-B	4.15	% (b)	12/15/2050	2,673,067
1,450,000	UBS Commercial Mortgage Trust, Series 2017-C7-B	4.29	% (b)	12/15/2050	1,576,219
6,958,000	UBS Commercial Mortgage Trust, Series 2017-C7-C	4.58	% (b)	12/15/2050	7,535,577
559,000	UBS Commercial Mortgage Trust, Series 2018-C10-C	5.09	% (b)	05/15/2051	598,172
7,293,000	UBS Commercial Mortgage Trust, Series 2018-C11-C	4.91	% (b)	06/15/2051	7,570,739
2,896,000	UBS Commercial Mortgage Trust, Series 2018-C12-C	4.96	% (b)	08/15/2051	3,045,696
5,698,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.70	% (b)	02/15/2051	6,189,708
8,333,102	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	1.81	% (a)(b)(i)	08/10/2049	60,161
3,513,520	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-B	3.65	% (a)(b)	03/10/2046	3,521,621
7,795,924	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-C	4.08	% (a)(b)	03/10/2046	7,726,210
262,655	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.24	% (b)(i)	11/15/2048	3
8,809,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.09	% (b)	05/15/2048	9,076,206
4,891,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.60	% (b)	11/15/2048	5,014,411
40,928,710	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.09	% (b)(i)	05/15/2048	1,147,391
4,207,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.50	% (b)	09/15/2057	4,396,909
9,135,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.69	% (b)	12/15/2048	9,695,563
58,851,283	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	0.96	% (b)(i)	12/15/2048	1,992,546
4,650,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.71	% (b)	01/15/2059	4,810,870
4,483,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-C	3.90%		03/15/2059	4,603,515
7,687,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C35-B	3.44%		07/15/2048	7,862,191
2,518,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37-C	4.49	% (b)	12/15/2049	2,610,983
2,574,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC25-B	4.34	% (b)	12/15/2059	2,789,340
7,224,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-B	3.81%		11/15/2049	7,527,209
64,721,682	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.62	% (b)(i)	11/15/2049	3,620,162
2,638,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C45-C	4.73%		06/15/2051	2,834,382
7,228,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C46-C	4.99	% (b)	08/15/2051	7,846,253

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
12,408,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	4.93	% (b)	09/15/2061	12,894,188
6,546,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48-C	5.14	% (b)	01/15/2052	7,264,553
21,027,184	Wells Fargo Commercial Mortgage Trust, Series 2019-C49-XA	1.27	% (b)(i)	03/15/2052	1,537,533
10,776,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-C	4.35%		05/15/2052	11,407,122
9,344,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-B	3.84	% (b)	06/15/2052	10,060,270
11,727,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-B	3.14%		02/15/2053	12,063,157
5,510,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-B	2.70%		07/15/2053	5,570,369
3,800,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-C	3.16%		07/15/2053	3,785,042
120,012,761	Wells Fargo Commercial Mortgage Trust, Series 2021-C59-XA	1.55	% (b)(i)	04/15/2054	13,435,969
2,436,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C61-C	3.31%		11/15/2054	2,464,058
11,673,269	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	1.85	% (a)(b)(i)	11/15/2045	83,086
62,627,264	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.02	% (b)(i)	08/15/2047	1,325,556
44,898,823	WF-RBS Commercial Mortgage Trust, Series 2014-C22-XA	0.79	% (b)(i)	09/15/2057	769,382

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $995,563,579)					949,053,506

Non-Agency Residential Collateralized Mortgage Obligations - 9.4%
6,812,836	Adjustable Rate Mortgage Trust, Series 2007-1-4A1	4.30	% (b)	03/25/2037	5,466,191
20,451	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.59	% (a)(b)	11/25/2037	22,318
4,572,434	Ajax Mortgage Loan Trust, Series 2020-A-A	2.38	% (a)(e)	12/25/2059	4,552,476
1,242,213	Ajax Mortgage Loan Trust, Series 2020-D-A	2.25	% (a)(e)	06/25/2060	1,240,359
5,000,000	AlphaFlow Transitional Mortgage Trust, Series 2021-WL1-A1	3.28	% (a)(e)	01/25/2026	5,045,450
14,205,237	Alternative Loan Trust, Series 2005-37T1-A5 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap)	0.55%		09/25/2035	9,228,929
8,796,048	Alternative Loan Trust, Series 2005-49CB-A2	5.50%		11/25/2035	7,336,893
6,547,454	Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	4,854,897
6,552,429	Alternative Loan Trust, Series 2007-OA8-2A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	0.46%		06/25/2047	5,364,277
3,100,000	AMSR Trust, Series 2019-SFR1-E	3.47	% (a)	01/19/2039	3,106,385
10,000,000	AMSR Trust, Series 2021-SFR1-F	3.60	% (a)(b)	06/17/2038	9,827,025
3,000,000	AMSR Trust, Series 2021-SFR2-E1	2.48	% (a)	08/17/2038	2,936,139
2,500,000	AMSR Trust, Series 2021-SFR2-E2	2.58	% (a)	08/17/2038	2,436,717
4,500,000	AMSR Trust, Series 2021-SFR2-F1	3.28	% (a)	08/17/2038	4,417,941
2,000,000	AMSR Trust, Series 2021-SFR2-F2	3.67	% (a)	08/17/2038	1,964,673
860,008	Angel Oak Mortgage Trust LLC, Series 2018-3-A1	3.65	% (a)(b)	09/25/2048	861,667
1,222,047	Angel Oak Mortgage Trust LLC, Series 2018-3-A2	3.75	% (a)(b)	09/25/2048	1,223,646
1,162,816	Angel Oak Mortgage Trust LLC, Series 2018-3-A3	3.85	% (a)(b)	09/25/2048	1,163,618
11,785,131	Argent Securities Trust, Series 2006-M1-A2C (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.40%		07/25/2036	4,919,141
15,006,784	Argent Securities Trust, Series 2006-M1-A2D (1 Month LIBOR USD + 0.48%, 0.48% Floor)	0.58%		07/25/2036	6,443,658
131,076	Banc of America Funding Corporation, Series 2005-G-A3	2.74	% (b)	10/20/2035	121,120
193,225	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	198,451
101,729	Banc of America Funding Corporation, Series 2006-6-1A2	6.25%		08/25/2036	101,975
609,446	Bayview Opportunity Master Fund Trust, Series 2019-SBR1-A1	3.47	% (a)(e)	06/28/2034	613,886
252,723	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	165,642
9,100,000	CAFL Issuer LLC, Series 2021-RTL1-A1	2.24	% (a)(e)	03/28/2029	8,958,573
7,176,535	Carrington Mortgage Loan Trust, Series 2006-NC5-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 14.50% Cap)	0.25%		01/25/2037	6,894,396

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,482,754	Chase Mortgage Finance Trust, Series 2007-A2-6A4	2.74	% (b)	07/25/2037	1,408,578
830,732	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	231,605
6,953,000	CIM Trust, Series 2020-R2-M2	3.00	% (a)(b)	10/25/2059	7,028,835
32,774	CitiCorporationMortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	33,595
358,223	CitiCorporationResidential Mortgage Securities, Inc., Series 2006-2-A5	5.20	% (o)	09/25/2036	362,026
150,084	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	3.01	% (a)(b)	11/25/2038	151,514
4,382,927	Citigroup Mortgage Loan Trust, Series 2007-OPX1-A1A (1 Month LIBOR USD + 0.07%, 0.07% Floor)	0.17%		01/25/2037	2,390,531
8,240,889	Citigroup Mortgage Loan Trust, Series 2009-3-5A3	6.00	% (a)(b)	02/25/2037	8,139,700
31,843,737	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92	% (a)	10/25/2058	31,077,191
3,566,519	Citigroup Mortgage Loan Trust, Series 2019-C-A1	3.23	% (a)(e)	09/25/2059	3,573,334
59,788,279	Citigroup Mortgage Loan Trust, Series 2021-RP2-A1	1.75	% (a)(b)	03/25/2065	60,388,972
5,674,000	Citigroup Mortgage Loan Trust, Series 2021-RP2-M1	3.25	% (a)(b)	03/25/2065	5,986,836
4,752,000	Citigroup Mortgage Loan Trust, Series 2021-RP2-M2	3.40	% (a)(b)	03/25/2065	4,941,419
4,413,000	Citigroup Mortgage Loan Trust, Series 2021-RP2-M3	3.40	% (a)(b)	03/25/2065	4,436,279
12,966,807	Citigroup Mortgage Loan Trust, Series 2021-RP2-PT1	6.74	% (a)(b)	03/25/2065	13,866,963
77,128	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	76,765
38,870	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	37,506
286,677	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	289,312
4,404,371	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	4,375,314
1,000,000	CoreVest American Finance Trust, Series 2020-4-E	3.38	% (a)	12/15/2052	965,769
778,398	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	804,756
85,944	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	80,433
148,535	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	94,425
552,327	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	496,841
82,600	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	0.80%		10/25/2035	57,901
260,540	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	185,741
6,739,454	Countrywide Alternative Loan Trust, Series 2006-42-1A8	6.00%		01/25/2047	5,457,511
1,072,230	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	742,988
1,145,748	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.55%		08/25/2037	410,740
331,780	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x 1 Month LIBOR USD + 54.58%, 54.58% Cap)	53.73	% (k)	08/25/2037	749,265
61,670	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	29.43	% (k)	08/25/2037	87,446
285,620	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	224,087
1,469,499	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.60%		09/25/2037	704,958
1,443,533	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.40	% (i)(k)	09/25/2037	454,972
718,089	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	105,174
204,497	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2022	155,435
457,362	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	320,446
193,687	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	157,811
479,628	Countrywide Home Loans, Series 2007-3-A17	6.00%		04/25/2037	330,068
64,893	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	59,408

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
745,548	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	727,647
3,293,201	Credit Suisse Mortgage Capital Certificates, Series 2009-3R-19A2	6.00	% (a)	01/27/2038	2,115,395
5,337,365	Credit Suisse Mortgage Capital Certificates, Series 2021-JR1-A1	2.47	% (a)(b)	09/27/2066	5,317,214
8,223,532	Credit-Based Asset Servicing and Securitization LLC, Series 2007-RP1-A (1 Month LIBOR USD + 0.31%, 0.31% Floor)	0.40	% (a)	05/25/2046	7,684,969
2,554,870	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	1,456,943
31,236	CSMC Mortgage-Backed Trust, Series 2006-4-7A1	5.50%		01/25/2022	28,021
61,763	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2022	14,897
14,113	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	13,247
942,186	CSMC Trust, Series 2010-4R-3A17	6.00	% (a)(b)	06/26/2037	923,896
35,362,511	CSMC Trust, Series 2020-RPL1-PT1	3.39	% (a)(b)	10/25/2069	35,146,693
9,035,400	CSMC Trust, Series 2020-RPL4-M1	2.50	% (a)	01/25/2060	9,096,824
5,331,284	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR2-2A1	2.72	% (b)	10/25/2035	5,108,050
457,768	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	11.97	% (a)(k)	04/15/2036	474,516
72,264	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	14.40	% (a)(k)	04/15/2036	77,849
911,782	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	11.97	% (a)(k)	04/15/2036	970,901
5,599,766	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	5,565,870
15,984,000	First Franklin Mortgage Loan Trust, Series 2006-FF15-A6 (1 Month LIBOR USD + 0.31%, 0.31% Floor)	0.41%		11/25/2036	14,727,360
12,195,816	First Franklin Mortgage Loan Trust, Series 2007-FF2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.24%		03/25/2037	8,334,945
230,366	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	144,097
2,825,238	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A1	6.25%		02/25/2037	1,728,408
45,188	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50	% (b)	05/25/2035	36,903
16,440,000	FMC GMSR Issuer Trust, Series 2021-GT2-A	3.85	% (a)(b)	10/25/2026	16,346,885
6,944,000	GCAT LLC, Series 2021-NQM6-M1	3.41	% (a)(b)	08/25/2066	6,960,704
1,789,682	GMACM Mortgage Loan Trust, Series 2006-J1-A6	5.75%		04/25/2036	1,789,088
7,546,000	GS Mortgage-Backed Securities Trust, Series 2020-NQM1-M1	3.29	% (a)(b)	09/27/2060	7,518,133
16,508	GSAA Home Equity Trust, Series 2005-7-AF5	5.11	% (o)	05/25/2035	16,691
974,602	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	763,803
947,966	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	574,856
1,637,366	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	1,626,369
23,411,169	GSR Mortgage Loan Trust, Series 2006-OA1-1A1 (1 Month LIBOR USD + 0.44%, 0.44% Floor)	0.54%		08/25/2046	7,543,189
150,379	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	251,847
12,222,245	HarborView Mortgage Loan Trust, Series 2005-7-2A1 (1 Month LIBOR USD + 0.57%, 0.57% Floor, 11.00% Cap)	0.67%		06/19/2045	9,021,241
2,846,591	Home Partners of America Trust, Series 2021-1-D	2.48	% (a)	09/17/2041	2,784,218
1,308,467	Home Partners of America Trust, Series 2021-1-E	2.58	% (a)	09/17/2041	1,279,401
1,472,508	Home Partners of America Trust, Series 2021-1-F	3.33	% (a)	09/17/2041	1,441,322
5,250,000	Homeward Opportunities Fund Trust, Series 2020-2-M1	3.90	% (a)(b)	05/25/2065	5,333,581
8,961,223	Homeward Opportunities Fund Trust, Series 2020-BPL1-A1	3.23	% (a)(e)	08/25/2025	9,091,319

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
23,790,389	HSI Asset Securitization Corporation, Series 2006-HE1-1A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	0.38%		10/25/2036	10,098,735
11,210,006	HSI Asset Securitization Corporation, Series 2007-NC1-A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.28%		04/25/2037	8,967,655
30,849,805	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.54%, 0.54% Floor, 11.50% Cap)	0.64%		02/25/2037	29,557,741
2,728,000	Imperial Fund Mortgage Trust, Series 2021-NQM4-M1	3.45	% (a)(b)	01/25/2057	2,723,925
1,737,473	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A11 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	0.46%		07/25/2047	1,371,264
1,727,804	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A24 (1 Month LIBOR USD + 0.62%, 0.62% Floor)	0.72%		07/25/2047	1,456,412
3,152,400	JP Morgan Alternative Loan Trust, Series 2005-A2-1M1 (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.50% Cap)	0.79%		01/25/2036	3,041,395
135,032	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.69	% (o)	05/25/2036	136,039
4,066,639	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.81%		08/25/2036	3,964,150
65,029	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.62%		08/25/2036	65,146
64,616	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	6.21%		12/25/2036	65,580
14,912,613	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2-A5 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	0.60%		07/25/2036	8,853,185
18,351,397	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC3-A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.40%		08/25/2036	14,757,131
14,573,867	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A5 (1 Month LIBOR USD + 0.21%, 0.21% Floor)	0.31%		12/25/2036	9,543,979
3,144,395	JP Morgan Mortgage Trust, Series 2006-S1-2A9	6.50%		04/25/2036	3,257,840
176,257	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	124,747
1,001,312	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20	% (a)(e)	05/25/2059	1,004,603
27,822,049	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	4.30	% (a)	06/25/2058	28,580,366
7,000,000	Legacy Mortgage Asset Trust, Series 2021-GS3-A2	3.25	% (a)(e)	07/25/2061	6,927,442
415,138	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	287,649
28,846	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x 1 Month LIBOR USD + 30.68%, 30.68% Cap)	30.21	% (k)	01/25/2037	44,099
526,452	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	239,891
106,593	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	91,218
4,062,683	Lehman Trust, Series 2005-9N-1A1 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	0.37%		02/25/2036	3,985,545
5,325,006	Lehman XS Trust, Series 2007-1-1A2 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.42%		02/25/2037	5,367,136
11,176,417	Lehman XS Trust, Series 2007-15N-3A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.35%		08/25/2047	10,471,666
11,643,734	Lehman XS Trust, Series 2007-3-2A3 (1 Month LIBOR USD + 0.48%, 0.48% Floor)	0.58%		03/25/2037	11,630,329
4,200,000	LHOME Mortgage Trust, Series 2021-RTL1-A2	2.86	% (a)(b)	09/25/2026	4,143,994
37,063,789	Long Beach Mortgage Loan Trust, Series 2006-2-2A3 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	0.48%		03/25/2046	17,784,092
14,101,919	Long Beach Mortgage Loan Trust, Series 2006-3-2A3 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	0.46%		05/25/2046	6,358,429
16,623,646	Long Beach Mortgage Loan Trust, Series 2006-6-2A3 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.40%		07/25/2036	8,645,706
75,475	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	78,909
5,282,596	MASTR Alternative Loans Trust, Series 2006-1-A5	6.00%		02/25/2036	3,666,950
35,006	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	16,564

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
13,416,001	MASTR Asset Backed Securities Trust, Series 2005-NC2-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	0.60%		11/25/2035	9,838,785
917,817	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	773,104
10,580,895	Merrill Lynch Alternative Asset Trust, Series 2007-OAR4-A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.35%		08/25/2037	10,689,787
1,742,951	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A8	6.00%		03/25/2037	977,951
6,653,665	Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1-A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.35%		03/25/2037	6,061,716
5,412,336	MFA LLC, Series 2021-NPL1-A1	2.36	% (a)(e)	03/25/2060	5,387,838
8,425,551	Morgan Stanley Capital Trust, Series 2006-HE5-A2C (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.24%		08/25/2036	5,309,591
19,538	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		01/25/2022	18,917
523,460	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	551,306
1,825,433	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.14	% (b)	06/25/2036	1,496,951
29,468,639	Morgan Stanley Mortgage Loan Trust, Series 2007-2AX-2A2 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.42%		12/25/2036	15,067,937
8,554,777	Morgan Stanley Mortgage Loan Trust, Series 2007-7AX-2A1 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	0.34%		04/25/2037	3,327,610
352,954	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75	% (a)(b)	05/26/2037	339,715
3,114,603	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	2.69	% (a)(b)	10/25/2060	3,117,792
6,000,000	New Century Home Equity Loan Trust, Series 2005-B-M2 (1 Month LIBOR USD + 0.74%, 0.74% Floor)	0.84%		10/25/2035	5,884,700
174,606	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52	% (b)	01/25/2036	72,511
529,370	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80	% (o)	10/25/2036	187,496
908,935	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06	% (o)	02/25/2037	347,344
8,845,217	NRPL Trust, Series 2019-3A-A1	3.00	% (a)(e)	07/25/2059	8,874,084
6,170,024	NRZ Excess Spread-Collateralized Notes, Series 2020-PLS1-A	3.84	% (a)	12/25/2025	6,204,487
37,912	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%, 0.98% Floor)	1.08%		11/25/2034	37,314
21,251,387	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.29%		07/25/2037	20,105,746
2,940,123	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 2.70%, 2.70% Floor)	2.80	% (a)	10/27/2022	2,943,915
6,208,443	PMT Credit Risk Transfer Trust, Series 2020-1R-A (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.45	% (a)	02/27/2023	6,212,642
15,000,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.09	% (a)	03/25/2026	15,056,571
6,838,259	PR Mortgage Loan Trust, Series 2014-1-APT	5.87	% (a)(b)	10/25/2049	6,767,585
8,751,489	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (a)(e)	07/25/2051	8,683,171
3,404,000	Progress Residential Trust, Series 2021-SFR6-E2	2.53	% (a)	07/17/2038	3,346,086
4,666,000	Progress Residential Trust, Series 2021-SFR6-F	3.42	% (a)	07/17/2038	4,591,346
5,100,000	Progress Residential Trust, Series 2021-SFR8-F	3.18	% (a)	10/17/2038	4,984,710
4,494,242	PRPM LLC, Series 2021-7-A1	1.87	% (a)(e)	08/25/2026	4,450,693
2,515,136	PRPM LLC, Series 2021-9-A1	2.36	% (a)(b)	10/25/2026	2,496,893
11,500,000	RAMP Series Trust, Series 2006-NC1-M2 (1 Month LIBOR USD + 0.40%, 0.60% Floor, 14.00% Cap)	0.70%		01/25/2036	10,895,223
7,183,815	RBSGC Mortgage Loan Trust, Series 2005-A-3A	6.00%		04/25/2035	4,419,872
23,312,520	Redwood Funding Trust, Series 2019-1-PT	4.21	% (a)(e)	09/27/2024	23,506,597

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
165,695	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	165,652
210,725	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	207,670
2,299,433	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	2,313,135
2,198,035	Residential Accredit Loans, Inc., Series 2006-QS4-A10	6.00%		04/25/2036	2,163,519
437,606	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	432,043
12,969	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		01/25/2022	11,461
20,566,249	Residential Accredit Loans, Inc., Series 2007-QH5-AII (1 Month LIBOR USD + 0.23%, 0.23% Floor)	0.56%		06/25/2037	9,812,591
780,913	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	761,797
2,767,156	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	2,732,306
38,563	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41	% (o)	01/25/2035	38,948
170,135	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	116,867
238,469	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	170,914
1,596,454	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	733,552
117,188	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	27.99	% (c)(k)	01/25/2046	142,318
48,063	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	47,160
509,239	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	478,283
369,059	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	329,034
5,154,000	Residential Mortgage Loan Trust, Series 2020-1-M1	3.24	% (a)(b)	01/26/2060	5,233,873
7,695,758	Saxon Asset Securities Trust, Series 2005-2-M4 (1 Month LIBOR USD + 0.95%, 0.95% Floor, 11.50% Cap)	1.05%		10/25/2035	6,326,110
20,804,194	Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.42%		12/25/2036	6,954,166
27,851,699	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	1.88	% (a)(b)	02/25/2054	23,649,624
4,426,408	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	1.61	% (a)(b)	12/26/2059	4,010,495
4,118,459	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	2.85	% (a)(b)	10/25/2044	3,871,589
4,782,662	Sequoia Mortgage Trust, Series 2007-3-2AA1	2.73	% (b)	07/20/2037	4,309,080
7,668,121	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.10%		09/25/2037	6,716,180
5,910,000	Starwood Mortgage Residential Trust, Series 2020-1-B1	3.73	% (a)(b)	02/25/2050	5,931,024
12,722,192	Structured Asset Investment Loan Trust, Series 2006-BNC3-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.28%		09/25/2036	9,613,793
914,494	Structured Asset Securities Corporation, Series 2005-RF1-A (1 Month LIBOR USD + 0.35%, 0.35% Floor)	0.45	% (a)	03/25/2035	864,398
914,494	Structured Asset Securities Corporation, Series 2005-RF1-AIO	4.46	% (a)(b)(i)	03/25/2035	112,079
10,339,201	Toorak Mortgage Corporation Ltd., Series 2019-2-A1	3.72	% (e)	09/25/2022	10,372,443
9,700,508	VCAT Asset Securitization LLC, Series 2021-NPL6-A1	1.92	% (a)(e)	09/25/2051	9,550,172
9,014,156	VCAT LLC, Series 2021-NPL4-A1	1.87	% (a)(e)	08/25/2051	8,883,831
11,631,273	Velocity Commercial Capital Loan Trust, Series 2018-1-A	3.59	% (a)	04/25/2048	11,876,552
1,787,850	Velocity Commercial Capital Loan Trust, Series 2018-1-M1	3.91	% (a)	04/25/2048	1,823,028
985,955	Velocity Commercial Capital Loan Trust, Series 2018-1-M2	4.26	% (a)	04/25/2048	1,005,845
594,783	Velocity Commercial Capital Loan Trust, Series 2018-1-M3	4.41	% (a)	04/25/2048	600,593
8,153,034	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05	% (a)(b)	10/26/2048	8,400,695
3,016,838	Velocity Commercial Capital Loan Trust, Series 2019-1-M1	3.94	% (a)(b)	03/25/2049	3,108,594
1,182,474	Velocity Commercial Capital Loan Trust, Series 2019-1-M2	4.01	% (a)(b)	03/25/2049	1,209,593
1,106,071	Velocity Commercial Capital Loan Trust, Series 2019-1-M3	4.12	% (a)(b)	03/25/2049	1,115,040

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,307,743	Verus Securitization Trust, Series 2020-NPL1-A1	3.60	% (a)(e)	08/25/2050	4,318,659
4,609,169	VOLT LLC, Series 2021-CF1-A1	1.99	% (a)(e)	08/25/2051	4,600,942
2,206,878	VOLT LLC, Series 2021-CF2-A1	2.49	% (a)(e)	11/27/2051	2,211,146
1,505,314	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(e)	02/27/2051	1,497,034
5,360,806	VOLT LLC, Series 2021-NPL5-A1	2.12	% (a)(e)	03/27/2051	5,341,019
5,206,032	VOLT LLC, Series 2021-NPL6-A1	2.24	% (a)(e)	04/25/2051	5,180,042
5,266,573	WaMu Mortgage Pass Through Certificates Trust, Series 2006-AR13-1A (12 Month US Treasury Average + 0.88%, 0.88% Floor)	0.96%		10/25/2046	5,073,355
5,677,975	WaMu Mortgage Pass Through Certificates Trust, Series 2007-HY7-2A1	2.93	% (b)	07/25/2037	5,727,838
91,313	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	91,376
524,363	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	502,769
1,374,064	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	1,409,308
7,844,921	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A5	4.19	% (o)	10/25/2036	3,872,122
3,486,353	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.19	% (o)	10/25/2036	1,721,849
1,780,324	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19-2A (11th District Cost of Funds Index + 1.25%, 1.25% Floor)	1.48%		01/25/2047	1,777,787
8,225,226	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A2	6.00%		04/25/2037	8,205,040
5,768,673	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A3	6.00%		04/25/2037	5,808,214
846,216	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A6	6.00%		04/25/2037	831,485
65,637	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11 (-6 x 1 Month LIBOR USD + 39.48%, 39.48% Cap)	38.87	% (k)	06/25/2037	119,822
7,364,756	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A3	7.00%		06/25/2037	5,645,677
465,641	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	459,108
12,235	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	2.62	% (b)	08/25/2035	12,371
473,175	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	469,896
26,806	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	26,398
5,000,000	ZH Trust, Series 2021-2-A	2.35	% (a)	10/17/2027	4,998,645

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $1,084,695,463)					1,069,381,632

US Corporate Bonds - 14.3%
12,081,000	AbbVie, Inc.	4.70%		05/14/2045	15,023,747
1,865,000	Academy Ltd.	6.00	% (a)	11/15/2027	1,992,184
1,330,000	Acrisure LLC	4.25	% (a)	02/15/2029	1,295,440
1,145,000	Acrisure LLC	6.00	% (a)	08/01/2029	1,132,296
2,050,000	Acuris Finance US, Inc.	5.00	% (a)	05/01/2028	2,042,866
1,925,000	AdaptHealth LLC	5.13	% (a)	03/01/2030	1,961,594
1,235,000	Advanced Drainage Systems, Inc.	5.00	% (a)	09/30/2027	1,280,454
930,000	Aethon United Finance Corporation	8.25	% (a)	02/15/2026	1,000,085
3,245,000	Agree LP	2.60%		06/15/2033	3,190,422

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,220,000	Air Lease Corporation	1.88%		08/15/2026	5,138,963
551,000	Air Methods Corporation	8.00	% (a)	05/15/2025	472,367
7,825,000	Aircastle Ltd.	2.85	% (a)	01/26/2028	7,875,938
4,755,000	Alexandria Real Estate Equities, Inc.	3.00%		05/18/2051	4,708,343
1,285,000	Alliant Holdings Intermediate LLC	6.75	% (a)	10/15/2027	1,334,524
1,120,000	Allied Universal Holdco LLC	6.63	% (a)	07/15/2026	1,176,532
1,450,000	Allied Universal Holdco LLC	9.75	% (a)	07/15/2027	1,550,905
465,000	Allied Universal Holdco LLC	4.63	% (a)	06/01/2028	457,095
700,000	Allied Universal Holdco LLC	4.63	% (a)	06/01/2028	700,787
1,675,000	Allied Universal Holdco LLC	6.00	% (a)	06/01/2029	1,631,475
355,000	Ambience Merger Sub, Inc.	4.88	% (a)	07/15/2028	350,257
745,000	Ambience Merger Sub, Inc.	7.13	% (a)	07/15/2029	733,009
1,925,000	American Airlines, Inc.	5.75	% (a)	04/20/2029	2,061,203
2,600,000	American Airlines, Inc.	3.95%		07/11/2030	2,576,386
1,880,000	American Axle & Manufacturing, Inc.	5.00%		10/01/2029	1,847,156
4,433,000	American Tower Corporation	3.38%		10/15/2026	4,713,355
14,172,000	American Tower Corporation	3.60%		01/15/2028	15,280,012
1,815,000	AmWINS Group, Inc.	4.88	% (a)	06/30/2029	1,836,263
989,000	Antero Midstream Partners LP	5.75	% (a)	03/01/2027	1,025,840
995,000	Antero Resources Corporation	5.38	% (a)	03/01/2030	1,065,332
6,665,000	Anthem, Inc.	2.38%		01/15/2025	6,877,310
650,000	Apache Corporation	4.63%		11/15/2025	698,743
1,165,000	Apache Corporation	4.38%		10/15/2028	1,269,180
1,510,000	APi Escrow Corporation	4.75	% (a)	10/15/2029	1,542,510
6,735,000	Aptiv PLC	3.10%		12/01/2051	6,427,395
405,000	Arches Buyer, Inc.	4.25	% (a)	06/01/2028	405,522
2,385,000	Arconic Corporation	6.13	% (a)	02/15/2028	2,542,124
300,000	Ardagh Packaging Finance, Inc.	5.25	% (a)	04/30/2025	310,060
975,000	Ardagh Packaging Finance, Inc.	5.25	% (a)	08/15/2027	982,191
2,500,000	Ardagh Packaging Finance, Inc.	4.00	% (a)	09/01/2029	2,480,837
7,560,000	Ares Capital Corporation	2.15%		07/15/2026	7,465,275
3,000,000	Ares Capital Corporation	2.88%		06/15/2028	2,988,930
6,320,000	Arrow Electronics, Inc.	3.88%		01/12/2028	6,849,215
1,315,000	Ashton Woods Finance Company	4.63	% (a)	04/01/2030	1,293,980
2,980,000	AssuredPartners, Inc.	7.00	% (a)	08/15/2025	3,005,449
190,000	AssuredPartners, Inc.	5.63	% (a)	01/15/2029	185,093
3,910,000	AT&T, Inc.	2.75%		06/01/2031	3,993,426
23,000,000	AT&T, Inc.	3.50%		09/15/2053	23,247,963
15,095,000	Athene Global Funding (Secured Overnight Financing Rate + 0.56%)	0.61	% (a)	08/19/2024	15,096,816
475,000	Austin BidCo, Inc.	7.13	% (a)	12/15/2028	491,112
1,285,000	Avaya, Inc.	6.13	% (a)	09/15/2028	1,364,317
12,870,000	Aviation Capital Group LLC	1.95	% (a)	09/20/2026	12,513,770
685,000	Axalta Coating Systems LLC	4.75	% (a)	06/15/2027	714,797
785,000	B&G Foods, Inc.	5.25%		09/15/2027	812,396
14,065,000	Bank of America Corporation (5 Year CMT Rate + 1.20%)	2.48%		09/21/2036	13,639,197

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,370,000	Bank of America Corporation (Secured Overnight Financing Rate + 1.21%)	2.57%		10/20/2032	5,399,704
1,620,000	Bausch Health Companies, Inc.	7.00	% (a)	01/15/2028	1,614,192
1,290,000	Bausch Health Companies, Inc.	4.88	% (a)	06/01/2028	1,318,135
1,040,000	Bausch Health Companies, Inc.	6.25	% (a)	02/15/2029	989,955
880,000	Bausch Health Companies, Inc.	5.25	% (a)	01/30/2030	775,764
510,000	Beacon Roofing Supply, Inc.	4.13	% (a)	05/15/2029	510,502
4,725,000	Berkshire Hathaway Finance Corporation	2.85%		10/15/2050	4,668,606
4,520,000	Berry Global, Inc.	1.65%		01/15/2027	4,422,707
4,185,000	Blackstone Private Credit Fund	2.63	% (a)	12/15/2026	4,082,414
6,550,000	Blackstone Secured Lending Fund	2.85	% (a)	09/30/2028	6,390,625
695,000	Blue Racer Midstream LLC	7.63	% (a)	12/15/2025	737,423
7,169,000	Boeing Company	2.95%		02/01/2030	7,311,937
3,535,000	Boeing Company	3.75%		02/01/2050	3,683,845
10,180,000	Boston Properties LP	3.40%		06/21/2029	10,815,844
125,000	Boxer Parent Company, Inc.	7.13	% (a)	10/02/2025	131,231
1,725,000	Boyd Gaming Corporation	4.75	% (a)	06/15/2031	1,762,510
2,100,000	Boyne USA, Inc.	4.75	% (a)	05/15/2029	2,166,601
5,040,000	BP Capital Markets America, Inc.	2.94%		06/04/2051	4,851,185
6,180,000	BP Capital Markets America, Inc.	3.00%		03/17/2052	6,061,155
3,065,000	Brighthouse Financial Global Funding	1.00	% (a)	04/12/2024	3,040,313
4,535,000	Brighthouse Financial Global Funding	2.00	% (a)	06/28/2028	4,463,472
12,260,000	Bristol-Myers Squibb Company	4.35%		11/15/2047	15,136,958
11,245,000	Broadcom, Inc.	3.42	% (a)	04/15/2033	11,800,795
11,625,000	Brooklyn Union Gas Company	4.49	% (a)	03/04/2049	13,710,809
1,270,000	Builders FirstSource, Inc.	4.25	% (a)	02/01/2032	1,317,003
7,215,000	Bunge Ltd. Finance Corporation	2.75%		05/14/2031	7,330,174
900,000	Cablevision Lightpath LLC	3.88	% (a)	09/15/2027	873,936
500,000	Cablevision Lightpath LLC	5.63	% (a)	09/15/2028	493,607
1,495,000	Caesars Entertainment, Inc.	4.63	% (a)	10/15/2029	1,498,132
890,000	Calpine Corporation	4.50	% (a)	02/15/2028	924,915
555,000	Calpine Corporation	5.13	% (a)	03/15/2028	564,313
600,000	Calpine Corporation	4.63	% (a)	02/01/2029	592,659
2,650,000	Carnival Corporation	5.75	% (a)	03/01/2027	2,653,975
8,420,000	Carrier Global Corporation	3.38%		04/05/2040	8,815,482
525,000	Carvana Corporation	5.63	% (a)	10/01/2025	525,656
1,754,000	Castle US Holding Corporation	9.50	% (a)	02/15/2028	1,831,027
1,150,000	Catalent Pharma Solutions, Inc.	3.50	% (a)	04/01/2030	1,148,390
2,520,000	CCO Holdings LLC	4.75	% (a)	03/01/2030	2,625,273
1,275,000	CCO Holdings LLC	4.50	% (a)	08/15/2030	1,307,175
1,190,000	CCO Holdings LLC	4.25	% (a)	01/15/2034	1,172,909
1,830,000	Cedar Fair LP	5.25%		07/15/2029	1,878,504
1,520,000	Cengage Learning, Inc.	9.50	% (a)	06/15/2024	1,531,081
660,000	Centene Corporation	3.00%		10/15/2030	672,038
11,620,000	Centene Corporation	2.50%		03/01/2031	11,331,592
1,025,000	Centene Corporation	2.63%		08/01/2031	1,006,207

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,165,000	Century Communities, Inc.	6.75%		06/01/2027	1,230,240
1,305,000	CenturyLink, Inc.	5.13	% (a)	12/15/2026	1,359,993
1,170,000	CenturyLink, Inc.	4.00	% (a)	02/15/2027	1,188,486
7,051,000	Charter Communications Operating LLC	4.91%		07/23/2025	7,770,205
6,120,000	Charter Communications Operating LLC	3.50%		03/01/2042	5,946,648
1,219,000	Chesapeake Energy Corporation	5.88	% (a)	02/01/2029	1,305,707
8,755,000	Cigna Corporation	4.90%		12/15/2048	11,340,734
16,890,000	Citigroup, Inc. (3 Month LIBOR USD + 1.10%)	1.26%		05/17/2024	17,078,008
1,235,000	Clarivate Science Holdings Corporation	4.88	% (a)	07/01/2029	1,254,606
460,000	Clean Harbors, Inc.	5.13	% (a)	07/15/2029	488,761
240,000	Clear Channel Outdoor Holdings, Inc.	7.75	% (a)	04/15/2028	257,167
745,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (a)	06/01/2029	796,569
1,265,000	Clearway Energy Operating LLC	4.75	% (a)	03/15/2028	1,331,691
2,450,000	CNX Midstream Partners LP	4.75	% (a)	04/15/2030	2,444,965
1,210,000	CNX Resources Corporation	6.00	% (a)	01/15/2029	1,260,100
5,155,000	Comcast Corporation	3.95%		10/15/2025	5,632,384
7,085,000	Comcast Corporation	3.40%		04/01/2030	7,740,159
725,000	CommScope Technologies LLC	5.00	% (a)	03/15/2027	678,600
1,500,000	CommScope, Inc.	4.75	% (a)	09/01/2029	1,493,332
1,375,000	Community Health Systems, Inc.	6.00	% (a)	01/15/2029	1,468,266
1,730,000	Community Health Systems, Inc.	6.88	% (a)	04/15/2029	1,765,084
1,205,000	Community Health Systems, Inc.	4.75	% (a)	02/15/2031	1,217,496
1,215,000	Consolidated Communications, Inc.	5.00	% (a)	10/01/2028	1,228,997
6,495,000	Constellation Brands, Inc.	3.15%		08/01/2029	6,857,240
815,000	Constellation Brands, Inc.	2.88%		05/01/2030	837,337
515,000	Constellation Merger Sub, Inc.	8.50	% (a)	09/15/2025	492,415
5,545,000	Continental Resources, Inc.	2.27	% (a)	11/15/2026	5,509,262
1,388,000	Cornerstone Building Brands, Inc.	6.13	% (a)	01/15/2029	1,485,493
5,825,000	Corporate Office Properties LP	2.90%		12/01/2033	5,701,185
1,240,000	Coty, Inc.	5.00	% (a)	04/15/2026	1,278,973
740,000	Coty, Inc.	6.50	% (a)	04/15/2026	764,072
3,085,000	CQP Holdco LP	5.50	% (a)	06/15/2031	3,224,812
1,945,000	Credit Acceptance Corporation	6.63%		03/15/2026	2,026,379
12,965,000	Crown Castle International Corporation	3.65%		09/01/2027	13,939,041
815,000	Crown Castle International Corporation	3.80%		02/15/2028	887,530
2,940,000	CSC Holdings LLC	5.75	% (a)	01/15/2030	2,934,752
1,200,000	CSC Holdings LLC	4.63	% (a)	12/01/2030	1,137,528
2,325,000	CSI Compressco LP	7.50	% (a)	04/01/2025	2,351,679
13,890,000	CSX Corporation	3.80%		11/01/2046	15,689,300
1,225,000	CVR Nitrogen Finance Corporation	6.13	% (a)	06/15/2028	1,294,182
5,420,000	CVS Health Corporation	5.05%		03/25/2048	7,098,801
522,827	CWT Travel Group, Inc.	8.50	% (a)	11/19/2026	535,051
2,200,000	Dana Financing Ltd.	5.75	% (a)	04/15/2025	2,254,450
410,000	Dana, Inc.	5.38%		11/15/2027	430,623
965,000	Dana, Inc.	5.63%		06/15/2028	1,026,644
285,000	Dana, Inc.	4.25%		09/01/2030	289,339

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
950,000	DaVita, Inc.	4.63	% (a)	06/01/2030	974,282
1,427,000	Dealer Tire LLC	8.00	% (a)	02/01/2028	1,487,412
1,035,000	Diamond BC B.V.	4.63	% (a)	10/01/2029	1,028,257
1,215,000	Diamond Sports Group LLC	5.38	% (a)	08/15/2026	608,897
3,690,000	Diamondback Energy, Inc.	2.88%		12/01/2024	3,830,633
3,500,000	Digital Realty Trust	3.70%		08/15/2027	3,795,861
3,000,000	Digital Realty Trust	3.60%		07/01/2029	3,250,342
1,515,000	DIRECTV Financing LLC	5.88	% (a)	08/15/2027	1,553,178
15,975,000	Discover Financial Services	4.10%		02/09/2027	17,327,540
1,330,000	DISH DBS Corporation	5.88%		11/15/2024	1,367,985
1,275,000	DISH DBS Corporation	5.75	% (a)	12/01/2028	1,290,141
1,110,000	DISH DBS Corporation	5.13%		06/01/2029	1,011,898
12,078,000	Dollar Tree, Inc.	4.00%		05/15/2025	12,984,653
1,570,000	Dollar Tree, Inc.	3.38%		12/01/2051	1,584,320
4,400,000	DTE Energy Company	2.95%		03/01/2030	4,527,897
2,095,000	Duke Energy Corporation	3.75%		09/01/2046	2,240,919
7,615,000	Duke Energy Corporation	3.95%		08/15/2047	8,436,442
2,075,000	Dun & Bradstreet Corporation	5.00	% (a)	12/15/2029	2,126,336
4,423,000	East Ohio Gas Company	3.00	% (a)	06/15/2050	4,372,305
1,180,000	EES Finance Corporation	8.13%		05/01/2025	1,098,627
926,000	Embarq Corporation	8.00%		06/01/2036	1,038,639
1,265,000	Emergent BioSolutions, Inc.	3.88	% (a)	08/15/2028	1,216,026
4,225,000	Enable Midstream Partners LP	4.40%		03/15/2027	4,562,218
7,125,000	Enable Midstream Partners LP	5.00%		05/15/2044	7,672,341
620,000	Encompass Health Corporation	4.50%		02/01/2028	638,721
215,000	Encompass Health Corporation	4.75%		02/01/2030	221,767
1,430,000	Encompass Health Corporation	4.63%		04/01/2031	1,457,191
500,000	Endo Luxembourg Finance Company I SARL	6.00	% (a)	07/15/2023	378,570
1,040,000	Endo Luxembourg Finance Company I SARL	6.13	% (a)	04/01/2029	1,021,254
1,460,000	Endure Digital, Inc.	6.00	% (a)	02/15/2029	1,359,851
6,845,000	Energy Transfer Operating LP	4.75%		01/15/2026	7,494,347
3,785,000	Entergy Corporation	2.80%		06/15/2030	3,856,258
705,000	Envision Healthcare Corporation	8.75	% (a)	10/15/2026	406,161
1,235,000	EQM Midstream Partners LP	4.75	% (a)	01/15/2031	1,307,970
1,100,000	EQT Corporation	7.50%		02/01/2030	1,415,222
8,010,000	Equinix, Inc.	1.80%		07/15/2027	7,886,067
2,355,000	EverArc Escrow SARL	5.00	% (a)	10/30/2029	2,360,287
8,130,000	Eversource Energy	1.65%		08/15/2030	7,610,748
3,954,000	Exelon Corporation	3.40%		04/15/2026	4,216,171
3,445,000	Expedia Group, Inc.	5.00%		02/15/2026	3,835,039
6,720,000	Expedia Group, Inc.	3.80%		02/15/2028	7,190,607
3,175,000	Expedia Group, Inc.	2.95%		03/15/2031	3,173,779
6,320,000	Exxon Mobil Corporation	4.23%		03/19/2040	7,474,691
6,367,000	FedEx Corporation	4.75%		11/15/2045	7,777,022
990,000	Ferrellgas Escrow LLC	5.38	% (a)	04/01/2026	956,414
3,890,000	First American Financial Corporation	2.40%		08/15/2031	3,810,070

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,065,000	First Student Bidco, Inc.	4.00	% (a)	07/31/2029	1,036,793
3,535,000	Flowers Foods, Inc.	2.40%		03/15/2031	3,489,128
7,780,000	Flowserve Corporation	2.80%		01/15/2032	7,578,694
4,065,000	Ford Motor Company	3.25%		02/12/2032	4,170,690
2,900,000	Ford Motor Credit Company LLC	4.39%		01/08/2026	3,128,027
1,670,000	Ford Motor Credit Company LLC	3.63%		06/17/2031	1,760,765
11,703,000	Ford Motor Credit Company LLC (3 Month LIBOR USD + 1.24%)	1.39%		02/15/2023	11,684,472
7,870,000	Fortinet, Inc.	1.00%		03/15/2026	7,630,708
1,610,000	Fortress Transportation and Infrastructure Investors LLC	5.50	% (a)	05/01/2028	1,643,923
390,000	Frontier Communications Corporation	5.88	% (a)	10/15/2027	413,028
800,000	Frontier Communications Corporation	5.00	% (a)	05/01/2028	825,448
100,392	Frontier Communications Corporation	5.88%		11/01/2029	100,533
1,395,000	Frontier Communications Holdings LLC	6.00	% (a)	01/15/2030	1,404,374
490,000	Full House Resorts, Inc.	8.25	% (a)	02/15/2028	515,196
1,295,000	Gap, Inc.	3.88	% (a)	10/01/2031	1,279,318
1,455,000	Gates Global LLC	6.25	% (a)	01/15/2026	1,503,881
1,140,000	GCI LLC	4.75	% (a)	10/15/2028	1,171,572
8,715,000	GE Capital International Funding Co Unlimited Company	4.42%		11/15/2035	10,414,440
7,930,000	General Motors Financial Company, Inc.	2.40%		10/15/2028	7,914,276
8,185,000	Georgia Power Company	2.20%		09/15/2024	8,381,160
12,700,000	Georgia Power Company	3.25%		03/15/2051	12,768,920
1,340,000	Glatfelter Corporation	4.75	% (a)	11/15/2029	1,383,858
1,405,000	Global Access, Inc.	5.00	% (a)	07/15/2029	1,421,361
1,846,960	Global Aircraft Leasing Company (PIK 7.25%)	6.50	% (a)	09/15/2024	1,784,376
1,035,000	Golden Entertainment, Inc.	7.63	% (a)	04/15/2026	1,086,103
2,445,000	Golden Nugget, Inc.	6.75	% (a)	10/15/2024	2,448,179
16,918,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 1.17%)	1.33%		05/15/2026	17,268,830
5,510,000	Goldman Sachs Group, Inc. (Secured Overnight Financing Rate + 0.82%)	0.87%		09/10/2027	5,520,673
1,230,000	Goodyear Tire & Rubber Company	5.25	% (a)	07/15/2031	1,337,256
615,000	GrafTech Finance, Inc.	4.63	% (a)	12/15/2028	625,323
1,295,000	Griffon Corporation	5.75%		03/01/2028	1,347,583
665,000	Group 1 Automotive, Inc.	4.00	% (a)	08/15/2028	663,613
1,175,971	Gulfport Energy Corporation	8.00	% (a)	05/17/2026	1,284,501
1,695,000	Gulfport Escrow	0.00%		05/15/2025	76,275
3,405,000	Halliburton Company	2.92%		03/01/2030	3,506,676
3,288,000	Halliburton Company	5.00%		11/15/2045	3,937,381
5,240,000	HCA, Inc.	4.13%		06/15/2029	5,771,506
4,600,000	Health Care Service Corporation and Mutual Legal Reserve Company	3.20	% (a)	06/01/2050	4,699,329
2,030,000	Helios Software Holdings, Inc.	4.63	% (a)	05/01/2028	1,998,200
1,095,000	Hertz Corporation	5.00	% (a)	12/01/2029	1,097,913
1,540,000	Hess Midstream Operations LP	5.63	% (a)	02/15/2026	1,587,933
1,075,000	Hess Midstream Operations LP	5.13	% (a)	06/15/2028	1,120,913
2,370,000	Hess Midstream Operations LP	4.25	% (a)	02/15/2030	2,356,266
985,000	Hexion, Inc.	7.88	% (a)	07/15/2027	1,040,160
975,000	Hightower Holding LLC	6.75	% (a)	04/15/2029	1,002,890

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,797,000	HilCorporationEnergy LP	6.25	% (a)	11/01/2028	1,891,621
315,000	HilCorporationEnergy LP	5.75	% (a)	02/01/2029	325,119
80,000	Hilton Domestic Operating Company, Inc.	5.38	% (a)	05/01/2025	83,331
90,000	Hilton Domestic Operating Company, Inc.	5.75	% (a)	05/01/2028	96,282
7,960,000	Host Hotels & Resorts LP	2.90%		12/15/2031	7,688,193
14,325,000	Hyundai Capital America	2.65	% (a)	02/10/2025	14,690,915
660,000	Hyundai Capital America	1.80	% (a)	10/15/2025	656,976
1,890,000	IAA, Inc.	5.50	% (a)	06/15/2027	1,960,403
2,405,000	Icahn Enterprises LP	6.25%		05/15/2026	2,507,946
1,300,000	Icahn Enterprises LP	5.25%		05/15/2027	1,338,656
230,000	iHeartCommunications, Inc.	8.38%		05/01/2027	242,794
960,000	iHeartCommunications, Inc.	5.25	% (a)	08/15/2027	999,456
1,875,000	II-VI, Inc.	5.00	% (a)	12/15/2029	1,918,688
5,170,000	Illumina, Inc.	0.55%		03/23/2023	5,145,265
1,600,000	Illuminate Buyer LLC	9.00	% (a)	07/01/2028	1,708,536
1,435,000	Installed Building Products, Inc.	5.75	% (a)	02/01/2028	1,494,509
5,420,000	Invitation Homes Operating Partnership LP	2.70%		01/15/2034	5,322,742
1,380,000	Iron Mountain, Inc.	4.88	% (a)	09/15/2029	1,430,508
850,000	Iron Mountain, Inc.	4.50	% (a)	02/15/2031	860,625
1,000,000	iStar, Inc.	4.75%		10/01/2024	1,038,740
875,000	Jazz Securities DAC	4.38	% (a)	01/15/2029	907,524
2,160,000	JELD-WEN, Inc.	4.63	% (a)	12/15/2025	2,178,511
8,725,000	JP Morgan Chase & Company (Secured Overnight Financing Rate + 2.04%)	2.52%		04/22/2031	8,828,085
6,220,000	JP Morgan Chase & Company (Secured Overnight Financing Rate + 1.02%)	2.07%		06/01/2029	6,172,790
1,415,000	KAR Auction Services, Inc.	5.13	% (a)	06/01/2025	1,437,937
6,777,000	Keurig Dr Pepper, Inc.	3.80%		05/01/2050	7,524,857
9,619,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	13,331,494
1,041,000	Kraft Heinz Foods Company	5.00%		07/15/2035	1,275,565
4,000,000	Kraft Heinz Foods Company	5.20%		07/15/2045	5,097,710
2,385,000	Kraton Polymers LLC	4.25	% (a)	12/15/2025	2,471,731
1,015,000	LBM Acquisition LLC	6.25	% (a)	01/15/2029	1,005,012
730,000	LD Holdings Group LLC	6.50	% (a)	11/01/2025	721,014
185,000	LD Holdings Group LLC	6.13	% (a)	04/01/2028	174,625
1,300,000	Leeward Renewable Energy Operations LLC	4.25	% (a)	07/01/2029	1,314,924
1,015,000	Legends Hospitality Holding Company LLC	5.00	% (a)	02/01/2026	1,021,420
530,000	Level 3 Financing, Inc.	3.75	% (a)	07/15/2029	504,359
4,500,000	Lexington Realty Trust	2.38%		10/01/2031	4,322,850
1,260,000	LFS Topco LLC	5.88	% (a)	10/15/2026	1,302,260
1,320,000	LifePoint Health, Inc.	4.38	% (a)	02/15/2027	1,331,312
895,000	LifePoint Health, Inc.	5.38	% (a)	01/15/2029	891,814
1,061,338	Ligado Networks LLC (PIK 15.50%)	15.50	% (a)	11/01/2023	861,456
1,360,000	Lions Gate Capital Holdings LLC	5.50	% (a)	04/15/2029	1,386,214
2,990,000	Live Nation Entertainment, Inc.	5.63	% (a)	03/15/2026	3,094,426
650,000	Live Nation Entertainment, Inc.	6.50	% (a)	05/15/2027	711,721
560,000	Logan Merger Sub, Inc.	5.50	% (a)	09/01/2027	567,302

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,745,000	LSF9 Atlantis Holdings LLC	7.75	% (a)	02/15/2026	1,766,525
1,235,000	M/I Homes, Inc.	4.95%		02/01/2028	1,289,179
1,030,000	Madison IAQ LLC	4.13	% (a)	06/30/2028	1,034,094
1,010,000	Madison IAQ LLC	5.88	% (a)	06/30/2029	1,011,545
560,000	Magic Mergeco, Inc.	7.88	% (a)	05/01/2029	552,555
5,524,000	Marathon Petroleum Corporation	5.13%		12/15/2026	6,290,777
7,250,000	Marriott International, Inc.	3.13%		06/15/2026	7,537,253
7,280,000	Marriott International, Inc.	2.75%		10/15/2033	7,071,228
13,510,000	Marvell Technology, Inc.	4.20%		06/22/2023	14,044,613
6,120,000	Massachusetts Mutual Life Insurance Company	3.20	% (a)	12/01/2061	6,045,052
1,085,000	Match Group, Inc.	5.00	% (a)	12/15/2027	1,129,946
590,000	Match Group, Inc.	4.63	% (a)	06/01/2028	614,954
1,520,000	Matterhorn Merger Sub LLC	8.50	% (a)	06/01/2026	1,521,581
1,030,000	Mav Acquisition Corporation	5.75	% (a)	08/01/2028	1,021,260
5,880,000	McDonald’s Corporation	4.45%		03/01/2047	7,190,062
2,050,000	Metis Merger Sub LLC	6.50	% (a)	05/15/2029	2,016,370
50,000	Metropolitan Edison Company	4.00	% (a)	04/15/2025	53,007
1,710,000	MGM Growth Properties Operating Partnership LP	5.75%		02/01/2027	1,934,318
1,495,000	MGM Resorts International	6.75%		05/01/2025	1,563,770
755,000	MGM Resorts International	5.75%		06/15/2025	813,324
1,550,000	Michaels Companies, Inc.	5.25	% (a)	05/01/2028	1,553,247
795,000	Midwest Gaming Borrower LLC	4.88	% (a)	05/01/2029	800,183
600,000	ModivCare Escrow Issuer, Inc.	5.00	% (a)	10/01/2029	613,668
810,000	ModivCare, Inc.	5.88	% (a)	11/15/2025	851,472
5,255,000	Monongahela Power Company	5.40	% (a)	12/15/2043	6,796,530
14,130,000	Morgan Stanley (3 Month LIBOR USD + 1.36%)	2.48%		09/16/2036	13,621,403
1,272,000	Moss Creek Resources Holdings, Inc.	7.50	% (a)	01/15/2026	1,190,643
1,450,000	Mozart Debt Merger Sub, Inc.	5.25	% (a)	10/01/2029	1,472,794
786,000	MPH Acquisition Holdings LLC	5.75	% (a)	11/01/2028	748,677
1,250,000	MPLX LP	4.00%		03/15/2028	1,355,677
3,720,000	MPT Operating Partnership LP	5.00%		10/15/2027	3,896,626
940,000	Murphy Oil USA, Inc.	4.75%		09/15/2029	990,699
1,020,000	Nabors Industries Ltd.	7.25	% (a)	01/15/2026	944,561
820,000	Nabors Industries, Inc.	7.38	% (a)	05/15/2027	849,676
1,160,000	National FINL Partners Corporation	6.88	% (a)	08/15/2028	1,165,081
3,675,000	National Retail Properties, Inc.	2.50%		04/15/2030	3,731,213
1,975,000	Nationstar Mortgage Holdings, Inc.	5.75	% (a)	11/15/2031	1,967,900
955,000	Navient Corporation	5.00%		03/15/2027	974,936
1,935,000	NCL Corporation Ltd.	3.63	% (a)	12/15/2024	1,828,275
1,185,000	NCL Corporation Ltd.	5.88	% (a)	03/15/2026	1,181,297
345,000	NESCO Holdings II, Inc.	5.50	% (a)	04/15/2029	356,825
7,668,000	NetApp, Inc.	1.88%		06/22/2025	7,732,054
860,000	Netflix, Inc.	5.88%		02/15/2025	967,491
765,000	Netflix, Inc.	5.38	% (a)	11/15/2029	909,746
550,000	Netflix, Inc.	4.88	% (a)	06/15/2030	642,386
6,122,000	NextEra Energy Capital Holdings, Inc.	3.55%		05/01/2027	6,636,882

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,500,000	NextEra Energy Capital Holdings, Inc.	2.25%		06/01/2030	3,483,006
845,000	NFP Corporation	4.88	% (a)	08/15/2028	854,734
1,950,000	NGL Energy Operating LLC	7.50	% (a)	02/01/2026	2,013,580
1,150,000	NGL Energy Partners LP	7.50%		04/15/2026	987,321
2,615,000	NGPL PipeCo LLC	3.25	% (a)	07/15/2031	2,659,603
8,815,000	Northrop Grumman Corporation	5.15%		05/01/2040	11,460,531
5,000,000	NRG Energy, Inc.	2.00	% (a)	12/02/2025	5,036,764
1,715,000	NRG Energy, Inc.	3.63	% (a)	02/15/2031	1,675,058
1,650,000	NuStar Logistics LP	6.00%		06/01/2026	1,791,974
1,705,000	Oasis Petroleum, Inc.	6.38	% (a)	06/01/2026	1,792,756
820,000	Occidental Petroleum Corporation	8.00%		07/15/2025	958,170
2,070,000	Occidental Petroleum Corporation	3.50%		08/15/2029	2,130,092
1,960,000	Occidental Petroleum Corporation	6.63%		09/01/2030	2,428,793
1,675,000	Occidental Petroleum Corporation	6.13%		01/01/2031	2,037,939
650,000	Occidental Petroleum Corporation	6.45%		09/15/2036	830,050
660,000	Occidental Petroleum Corporation	6.60%		03/15/2046	857,386
1,565,000	Office Properties Income Trust	2.65%		06/15/2026	1,554,771
6,245,000	Office Properties Income Trust	2.40%		02/01/2027	6,049,070
1,885,000	Olympus Water US Holding Corporation	4.25	% (a)	10/01/2028	1,877,262
4,060,000	ONEOK, Inc.	3.40%		09/01/2029	4,209,924
1,485,000	Option Care Health, Inc.	4.38	% (a)	10/31/2029	1,490,985
10,255,000	Oracle Corporation	3.85%		04/01/2060	10,157,183
1,720,000	Organon & Company	5.13	% (a)	04/30/2031	1,799,937
136,000	Ortho Clinical Diagnostics, Inc.	7.38	% (a)	06/01/2025	143,618
1,116,000	Ortho-Clinical Diagnostics, Inc.	7.25	% (a)	02/01/2028	1,201,341
1,145,000	Ovintiv, Inc.	7.38%		11/01/2031	1,494,289
6,315,000	Owens Corning	4.40%		01/30/2048	7,413,843
6,600,000	Owl Rock Capital Corporation	2.63%		01/15/2027	6,459,048
11,390,000	Pacific Gas and Electric Company	1.37%		03/10/2023	11,321,885
7,853,000	Pacific Gas and Electric Company	2.50%		02/01/2031	7,489,648
6,235,000	Packaging Corporation of America	3.40%		12/15/2027	6,724,834
1,301,000	Panther BF Aggregator LP	6.25	% (a)	05/15/2026	1,362,817
745,000	Panther BF Aggregator LP	8.50	% (a)	05/15/2027	790,657
2,043,000	Par Petroleum Finance Corporation	7.75	% (a)	12/15/2025	2,072,838
875,000	Park Intermediate Holdings LLC	4.88	% (a)	05/15/2029	896,018
7,348,000	Patterson-UTI Energy, Inc.	3.95%		02/01/2028	7,389,836
565,000	PBF Holding Company LLC	6.00%		02/15/2028	363,835
556,575	Peabody Energy Corporation (6.00% + 2.50% PIK)	8.50	% (a)	12/31/2024	530,636
905,000	PECF USS Intermediate Holding III Corporation	8.00	% (a)	11/15/2029	938,521
2,085,000	Penn National Gaming, Inc.	5.63	% (a)	01/15/2027	2,128,983
940,000	Penn National Gaming, Inc.	4.13	% (a)	07/01/2029	913,224
1,385,000	PennyMac Financial Services, Inc.	5.38	% (a)	10/15/2025	1,424,653
1,575,000	PennyMac Financial Services, Inc.	4.25	% (a)	02/15/2029	1,516,591
6,620,000	Penske Truck Leasing Company	4.20	% (a)	04/01/2027	7,298,315
1,450,000	Performance Food Group, Inc.	5.50	% (a)	10/15/2027	1,514,909
1,175,000	Performance Food Group, Inc.	4.25	% (a)	08/01/2029	1,167,574

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,975,000	PetSmart, Inc.	4.75	% (a)	02/15/2028	2,030,428
1,545,000	PetSmart, Inc.	7.75	% (a)	02/15/2029	1,680,983
7,325,000	Phillips 66	3.30%		03/15/2052	7,330,636
613,000	PIC AU Holdings LLC	10.00	% (a)	12/31/2024	632,218
2,570,000	Pike Corporation	5.50	% (a)	09/01/2028	2,579,509
4,947,000	Pioneer Natural Resources Corporation	1.90%		08/15/2030	4,704,047
430,000	Post Holdings, Inc.	5.50	% (a)	12/15/2029	452,485
1,785,000	Post Holdings, Inc.	4.63	% (a)	04/15/2030	1,821,253
1,535,000	Premier Entertainment Sub LLC	5.63	% (a)	09/01/2029	1,525,168
1,510,000	Premier Entertainment Sub LLC	5.88	% (a)	09/01/2031	1,517,550
1,720,000	Prime Security Services Borrower LLC	6.25	% (a)	01/15/2028	1,796,153
5,905,000	Prudential Financial, Inc.	3.91%		12/07/2047	6,873,238
950,000	Radiate Finance, Inc.	4.50	% (a)	09/15/2026	960,659
355,000	Radiate Finance, Inc.	6.50	% (a)	09/15/2028	357,148
1,520,000	Radiology Partners, Inc.	9.25	% (a)	02/01/2028	1,598,333
940,000	Rattler Midstream LP	5.63	% (a)	07/15/2025	978,540
3,110,000	Raytheon Technologies Corporation	3.03%		03/15/2052	3,131,733
490,000	Real Hero Merger Sub 2, Inc.	6.25	% (a)	02/01/2029	489,924
895,000	Realogy Group LLC	7.63	% (a)	06/15/2025	949,595
915,000	Realogy Group LLC	5.75	% (a)	01/15/2029	939,270
975,000	Rent-A-Center, Inc.	6.38	% (a)	02/15/2029	1,017,822
650,000	Roller Bearing Company of America, Inc.	4.38	% (a)	10/15/2029	663,813
8,145,000	Royalty Pharma PLC	3.30%		09/02/2040	8,136,438
2,600,000	RP Escrow Issuer LLC	5.25	% (a)	12/15/2025	2,626,182
6,428,000	Sabine Pass Liquefaction LLC	5.00%		03/15/2027	7,224,676
1,595,000	Sabra Health Care LP	3.20%		12/01/2031	1,560,436
655,000	Sabre Global, Inc.	9.25	% (a)	04/15/2025	740,903
1,580,000	Schweitzer-Mauduit International, Inc.	6.88	% (a)	10/01/2026	1,655,097
590,000	Science Applications International Corporation	4.88	% (a)	04/01/2028	605,647
735,000	Scientific Games International, Inc.	8.25	% (a)	03/15/2026	774,525
440,000	SCIH Salt Holdings, Inc.	6.63	% (a)	05/01/2029	412,018
1,450,000	Scotts Miracle-Gro Company	4.50%		10/15/2029	1,513,706
1,145,000	Scripps Escrow, Inc.	5.88	% (a)	07/15/2027	1,204,039
1,300,000	Seagate HDD Cayman	3.38%		07/15/2031	1,270,529
1,900,000	SEG Holding LLC	5.63	% (a)	10/15/2028	1,993,053
2,895,000	Select Medical Corporation	6.25	% (a)	08/15/2026	3,070,205
3,115,000	Sherwin-Williams Company	2.90%		03/15/2052	3,049,913
2,022,000	Silgan Holdings, Inc.	4.13%		02/01/2028	2,068,122
6,770,000	Simon Property Group LP	2.45%		09/13/2029	6,822,724
1,100,000	Sirius XM Radio, Inc.	5.50	% (a)	07/01/2029	1,187,098
690,000	Sirius XM Radio, Inc.	4.13	% (a)	07/01/2030	691,225
2,520,000	Six Flags Entertainment Corporation	4.88	% (a)	07/31/2024	2,548,073
12,656,000	Smithfield Foods, Inc.	4.25	% (a)	02/01/2027	13,602,367
1,640,000	Sonic Automotive, Inc.	4.63	% (a)	11/15/2029	1,658,360
5,220,000	Southern Company (5 Year CMT Rate + 2.92%)	3.75%		09/15/2051	5,233,050
7,020,000	Southwest Airlines Company	4.75%		05/04/2023	7,354,000

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,080,000	Southwestern Electric Power Company	3.25%		11/01/2051	4,055,321
1,215,000	Southwestern Energy Company	5.38%		02/01/2029	1,286,582
1,350,000	Southwestern Energy Company	4.75%		02/01/2032	1,424,304
1,230,000	Spectrum Brands, Inc.	5.00	% (a)	10/01/2029	1,291,771
1,225,000	Spectrum Brands, Inc.	3.88	% (a)	03/15/2031	1,211,494
850,000	Springleaf Finance Corporation	6.88%		03/15/2025	946,700
280,000	Springleaf Finance Corporation	7.13%		03/15/2026	319,613
390,000	Springleaf Finance Corporation	6.63%		01/15/2028	437,356
825,000	Springleaf Finance Corporation	5.38%		11/15/2029	898,219
3,965,000	Sprint Capital Corporation	6.88%		11/15/2028	5,022,386
975,000	SRS Distribution, Inc.	4.63	% (a)	07/01/2028	980,148
1,490,000	SRS Distribution, Inc.	6.13	% (a)	07/01/2029	1,520,605
760,000	Staples, Inc.	7.50	% (a)	04/15/2026	781,888
480,000	Staples, Inc.	10.75	% (a)	04/15/2027	452,899
950,000	Station Casinos LLC	4.63	% (a)	12/01/2031	959,410
1,745,000	Stevens Holding Company, Inc.	6.13	% (a)	10/01/2026	1,862,351
1,880,000	Suburban Propane Partners LP	5.00	% (a)	06/01/2031	1,904,337
1,550,000	SunCoke Energy, Inc.	4.88	% (a)	06/30/2029	1,544,583
1,010,000	Sunoco LP	6.00%		04/15/2027	1,054,339
475,000	Sunoco LP	4.50%		05/15/2029	483,180
1,855,000	SWF Escrow Issuer Corporation	6.50	% (a)	10/01/2029	1,785,642
12,810,000	Synchrony Financial	3.95%		12/01/2027	13,766,575
11,135,000	Sysco Corporation	3.30%		02/15/2050	11,307,797
800,000	Targa Resources Partners Finance Corporation	6.50%		07/15/2027	858,464
2,090,000	Targa Resources Partners Finance Corporation	4.88%		02/01/2031	2,273,251
1,930,000	Tenet Healthcare Corporation	6.25	% (a)	02/01/2027	2,000,165
2,200,000	Tenet Healthcare Corporation	6.13	% (a)	10/01/2028	2,328,161
2,005,000	Tenet Healthcare Corporation	4.25	% (a)	06/01/2029	2,039,626
1,215,000	Tenneco, Inc.	5.13	% (a)	04/15/2029	1,189,418
520,000	Terrier Media Buyer, Inc.	8.88	% (a)	12/15/2027	562,796
4,355,000	The Interpublic Group of Companies, Inc.	5.40%		10/01/2048	5,926,182
15,485,000	Thermo Fisher Scientific, Inc.	1.22%		10/18/2024	15,476,234
7,520,000	T-Mobile USA, Inc.	2.25%		02/15/2026	7,550,268
505,000	T-Mobile USA, Inc.	3.38	% (a)	04/15/2029	515,438
640,000	T-Mobile USA, Inc.	3.38%		04/15/2029	653,229
555,000	T-Mobile USA, Inc.	2.88%		02/15/2031	549,078
6,440,000	T-Mobile USA, Inc.	3.40	% (a)	10/15/2052	6,422,279
655,000	TMS International Corporation	6.25	% (a)	04/15/2029	652,645
460,000	Townsquare Media, Inc.	6.88	% (a)	02/01/2026	488,653
340,000	TransDigm, Inc.	8.00	% (a)	12/15/2025	359,120
2,205,000	TransDigm, Inc.	6.25	% (a)	03/15/2026	2,294,611
1,190,000	TransDigm, Inc.	5.50%		11/15/2027	1,227,812
2,120,000	Transocean Poseidon Ltd.	6.88	% (a)	02/01/2027	2,050,655
1,070,000	Transocean Proteus Ltd.	6.25	% (a)	12/01/2024	1,057,139
475,000	Transocean, Inc.	11.50	% (a)	01/30/2027	465,994
1,320,000	Trident TPI Holdings, Inc.	6.63	% (a)	11/01/2025	1,324,673

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,335,000	Triton Container International Ltd.	1.15	% (a)	06/07/2024	3,289,256
2,155,000	Triton Water Holdings, Inc.	6.25	% (a)	04/01/2029	2,069,899
495,000	Triumph Group, Inc.	6.25	% (a)	09/15/2024	498,636
992,000	Triumph Group, Inc.	7.75%		08/15/2025	985,592
310,000	Tronox, Inc.	4.63	% (a)	03/15/2029	310,174
1,180,000	Uber Technologies, Inc.	4.50	% (a)	08/15/2029	1,203,854
1,840,000	Unifrax Escrow Issuer Corporation	5.25	% (a)	09/30/2028	1,863,368
160,000	Unifrax Escrow Issuer Corporation	7.50	% (a)	09/30/2029	161,827
440,000	United Airlines, Inc.	4.38	% (a)	04/15/2026	459,382
1,470,000	United Airlines, Inc.	4.63	% (a)	04/15/2029	1,518,995
1,365,000	United Natural Foods, Inc.	6.75	% (a)	10/15/2028	1,463,655
1,270,000	United Rentals North America, Inc.	4.00%		07/15/2030	1,306,747
215,000	United Rentals North America, Inc.	3.88%		02/15/2031	218,595
950,000	Uniti Group LP	6.50	% (a)	02/15/2029	948,176
1,000,000	Univision Communications, Inc.	4.50	% (a)	05/01/2029	1,011,780
1,020,000	US Foods, Inc.	4.75	% (a)	02/15/2029	1,038,238
985,000	US Foods, Inc.	4.63	% (a)	06/01/2030	997,608
3,040,000	USA Compression Partners LP	6.88%		09/01/2027	3,214,192
1,885,000	Venture Global Calcasieu Pass LLC	4.13	% (a)	08/15/2031	2,001,361
1,000,000	Verizon Communications, Inc.	3.15%		03/22/2030	1,059,094
12,882,000	Verizon Communications, Inc.	4.40%		11/01/2034	15,028,080
2,365,000	Verscend Escrow Corporation	9.75	% (a)	08/15/2026	2,516,715
1,400,000	ViaSat, Inc.	6.50	% (a)	07/15/2028	1,405,481
4,490,000	Viatris, Inc.	1.65%		06/22/2025	4,476,578
220,000	VICI Properties LP	3.75	% (a)	02/15/2027	227,484
2,020,000	Victoria’s Secret Company	4.63	% (a)	07/15/2029	2,068,541
440,000	Viking Cruises Ltd.	13.00	% (a)	05/15/2025	498,579
3,150,000	Viking Cruises Ltd.	5.88	% (a)	09/15/2027	3,002,580
1,215,000	Viper Energy Partners LP	5.38	% (a)	11/01/2027	1,256,456
1,320,000	Vizient, Inc.	6.25	% (a)	05/15/2027	1,379,070
15,250,000	VMware, Inc.	2.20%		08/15/2031	14,995,047
4,235,000	Vontier Corporation	2.40	% (a)	04/01/2028	4,099,141
2,595,000	Vornado Realty LP	2.15%		06/01/2026	2,595,697
1,660,000	WASH Multifamily Acquisition, Inc.	5.75	% (a)	04/15/2026	1,746,644
1,230,000	Waste Pro, Inc.	5.50	% (a)	02/15/2026	1,225,129
79,000	Weatherford International Ltd.	11.00	% (a)	12/01/2024	81,452
755,000	Weatherford International Ltd.	6.50	% (a)	09/15/2028	799,923
620,000	Weatherford International Ltd.	8.63	% (a)	04/30/2030	644,679
6,905,000	Wells Fargo & Company (3 Month LIBOR USD + 1.17%)	3.20%		06/17/2027	7,283,621
5,900,000	Wells Fargo & Company (3 Month LIBOR USD + 1.43%)	2.88%		10/30/2030	6,139,710
7,635,000	Welltower, Inc.	2.80%		06/01/2031	7,789,871
1,400,000	Western Midstream Operating LP	5.30%		02/01/2030	1,541,435
15,170,000	Western Union Company	2.75%		03/15/2031	14,950,359
740,000	Wheel Pros, Inc.	6.50	% (a)	05/15/2029	711,440
4,030,000	Williams Companies, Inc.	3.50%		10/15/2051	4,081,161
11,740,000	Willis North America, Inc.	4.50%		09/15/2028	13,138,455

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,040,000	Wolverine Escrow LLC	9.00	% (a)	11/15/2026	989,160
1,950,000	WR Grace Holdings LLC	5.63	% (a)	08/15/2029	2,001,188
13,095,000	WRKCo, Inc.	3.75%		03/15/2025	13,963,640
1,215,000	Wyndham Hotels & Resorts	4.38	% (a)	08/15/2028	1,253,424
845,000	XHR LP	6.38	% (a)	08/15/2025	894,741
1,270,000	XHR LP	4.88	% (a)	06/01/2029	1,294,397
610,000	Yum! Brands, Inc.	7.75	% (a)	04/01/2025	643,510
1,245,000	Yum! Brands, Inc.	4.75	% (a)	01/15/2030	1,349,499
1,535,000	Zayo Group Holdings, Inc.	4.00	% (a)	03/01/2027	1,514,915
720,000	Zayo Group Holdings, Inc.	6.13	% (a)	03/01/2028	710,302

Total US Corporate Bonds (Cost $1,573,704,363)					1,628,664,444

US Government and Agency Mortgage Backed Obligations - 14.1%
345,235	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	390,933
179,482	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	203,555
6,671,087	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	7,043,971
3,707,102	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	3,897,325
3,601,294	Federal Home Loan Mortgage Corporation, Pool G08686	3.00%		01/01/2046	3,781,030
13,459,246	Federal Home Loan Mortgage Corporation, Pool G08701	3.00%		04/01/2046	14,149,660
864,542	Federal Home Loan Mortgage Corporation, Pool G08737	3.00%		12/01/2046	905,823
9,346,863	Federal Home Loan Mortgage Corporation, Pool G61645	4.00%		10/01/2048	9,949,605
1,254,732	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	1,375,831
5,875,779	Federal Home Loan Mortgage Corporation, Pool Q33789	3.50%		06/01/2045	6,336,710
19,513,459	Federal Home Loan Mortgage Corporation, Pool SD0035	3.00%		04/01/2047	20,558,769
9,699,338	Federal Home Loan Mortgage Corporation, Pool SD0699	2.00%		11/01/2050	9,799,417
30,151,558	Federal Home Loan Mortgage Corporation, Pool SD0745	2.00%		11/01/2051	30,201,752
72,317,460	Federal Home Loan Mortgage Corporation, Pool SD7538	2.00%		04/01/2051	72,864,129
32,671,780	Federal Home Loan Mortgage Corporation, Pool SD8166	2.00%		09/01/2051	32,610,653
50,345,738	Federal Home Loan Mortgage Corporation, Pool SD8172	2.00%		10/01/2051	50,252,844
13,380,292	Federal Home Loan Mortgage Corporation, Pool SD8174	3.00%		10/01/2051	13,885,818
1,113,919	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	1,163,371
257,125	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	278,684
5,334,689	Federal Home Loan Mortgage Corporation, Pool V83144	4.00%		04/01/2047	5,745,236
13,953,797	Federal Home Loan Mortgage Corporation, Pool ZT1827	3.00%		07/01/2047	14,638,327
38,201	Federal Home Loan Mortgage Corporation, Series 2692-SC (-2 x 1 Month LIBOR USD + 13.29%, 13.29% Cap)	13.07	% (k)	07/15/2033	48,297
1,048,537	Federal Home Loan Mortgage Corporation, Series 2722-PS (-1 x 1 Month LIBOR USD + 9.89%, 9.89% Cap)	9.77	% (k)	12/15/2033	1,262,366
52,096	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	58,049
108,382	Federal Home Loan Mortgage Corporation, Series 3002-SN (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.39	% (i)(k)	07/15/2035	18,252
53,194	Federal Home Loan Mortgage Corporation, Series 3045-DI (-1 x 1 Month LIBOR USD + 6.73%, 6.73% Cap)	6.62	% (i)(k)	10/15/2035	7,307
171,282	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	192,004
13,229	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	14,112
189,649	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	212,425
57,073	Federal Home Loan Mortgage Corporation, Series 3275-SC (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	5.97	% (i)(k)	02/15/2037	7,994

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
114,523	Federal Home Loan Mortgage Corporation, Series 3382-SB (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.89	% (i)(k)	11/15/2037	17,967
158,356	Federal Home Loan Mortgage Corporation, Series 3384-S (-1 x 1 Month LIBOR USD + 6.39%, 6.39% Cap)	6.28	% (i)(k)	11/15/2037	19,448
132,842	Federal Home Loan Mortgage Corporation, Series 3417-SX (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	6.07	% (i)(k)	02/15/2038	16,601
23,152	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.54	% (i)(k)	03/15/2038	2,793
23,152	Federal Home Loan Mortgage Corporation, Series 3423-SG (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.54	% (i)(k)	03/15/2038	2,720
78,461	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.31%		06/15/2038	82,172
68,217	Federal Home Loan Mortgage Corporation, Series 3562-WS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.84	% (i)(k)	08/15/2039	7,265
125,060	Federal Home Loan Mortgage Corporation, Series 3582-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.89	% (i)(k)	10/15/2049	16,737
135,367	Federal Home Loan Mortgage Corporation, Series 3616-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.24	% (i)(k)	03/15/2032	18,578
569,695	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	644,376
196,824	Federal Home Loan Mortgage Corporation, Series 3666-SC (-1 x 1 Month LIBOR USD + 5.77%, 5.77% Cap)	5.66	% (i)(k)	05/15/2040	34,611
147,258	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	166,832
1,417,991	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	1,549,527
811,299	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	861,764
197,253	Federal Home Loan Mortgage Corporation, Series 3786-SG (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	9.28	% (k)	01/15/2041	203,164
339,152	Federal Home Loan Mortgage Corporation, Series 3792-SE (-2 x 1 Month LIBOR USD + 9.86%, 9.86% Cap)	9.64	% (k)	01/15/2041	385,146
576,911	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	652,313
511,804	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	540,201
759,032	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	840,607
605,760	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	686,158
1,669,509	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	1,772,587
251,282	Federal Home Loan Mortgage Corporation, Series 3828-SW (-3 x 1 Month LIBOR USD + 13.20%, 13.20% Cap)	12.87	% (k)	02/15/2041	329,532
960,331	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	1,079,899
3,389,967	Federal Home Loan Mortgage Corporation, Series 3889-VZ	4.00%		07/15/2041	3,591,358
2,751,822	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	3,078,637
25,531,582	Federal Home Loan Mortgage Corporation, Series 3967-ZP	4.00	% (l)	09/15/2041	27,940,149
819,146	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	841,191
7,762,246	Federal Home Loan Mortgage Corporation, Series 4096-DZ	3.50%		08/15/2042	8,038,606
8,670,178	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%		02/15/2043	8,783,641
2,950,507	Federal Home Loan Mortgage Corporation, Series 4291-MS (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	5.79	% (i)(k)	01/15/2054	529,761
20,671,312	Federal Home Loan Mortgage Corporation, Series 4341-AZ	3.00	% (l)	05/15/2044	21,117,348
736,127	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	739,854
10,865,755	Federal Home Loan Mortgage Corporation, Series 4413-AZ	3.50%		11/15/2044	11,177,118
4,200,270	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	4,279,526
14,736,448	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	15,193,395
4,610,334	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	4,654,941
20,149,448	Federal Home Loan Mortgage Corporation, Series 4542-AC	2.70%		01/15/2045	20,841,928

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
219,687	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%	10/15/2035	249,083
67,489	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%	09/01/2033	76,042
56,034	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%	04/01/2035	63,313
467,427	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%	04/01/2035	527,764
227,044	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%	04/01/2035	256,402
321,149	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%	05/01/2035	362,694
79,786	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%	05/01/2039	88,146
393,646	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%	07/01/2035	444,583
342,917	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%	01/01/2031	367,399
31,487	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%	09/01/2035	33,199
7,437	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%	06/01/2030	7,962
604,097	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%	02/01/2031	646,888
7,717,549	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%	03/01/2045	8,099,203
6,647,131	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%	04/01/2046	7,164,120
256,042	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%	12/01/2029	274,278
176,276	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%	03/01/2030	188,833
4,783	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%	07/01/2040	5,107
2,808,978	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%	01/01/2045	2,924,944
1,410,710	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%	04/01/2045	1,445,789
5,314,607	Federal National Mortgage Association, Pool AL9238	3.00%	10/01/2041	5,581,617
1,618,728	Federal National Mortgage Association, Pool AL9445	3.00%	07/01/2031	1,704,333
9,979,940	Federal National Mortgage Association, Pool AS7661	3.00%	08/01/2046	10,279,128
4,364,176	Federal National Mortgage Association, Pool AS7724	2.50%	08/01/2046	4,481,925
13,838,105	Federal National Mortgage Association, Pool BC9081	3.00%	12/01/2046	14,657,428
9,970,052	Federal National Mortgage Association, Pool BD8013	2.50%	09/01/2046	10,237,870
12,425,000	Federal National Mortgage Association, Pool BL4409	2.39%	10/01/2031	13,017,406
39,950,000	Federal National Mortgage Association, Pool BL4421	2.14%	10/01/2029	41,038,963
25,972,000	Federal National Mortgage Association, Pool BL4424	2.14%	10/01/2029	26,679,949
28,707,000	Federal National Mortgage Association, Pool BL4425	2.14%	10/01/2029	29,489,500
32,930,000	Federal National Mortgage Association, Pool BL4592	2.28%	11/01/2029	34,170,600
18,090,000	Federal National Mortgage Association, Pool BL5484	2.26%	01/01/2030	18,749,235
4,900,000	Federal National Mortgage Association, Pool BL9284	2.23%	12/01/2050	4,785,465
2,608,103	Federal National Mortgage Association, Pool BM4094	3.00%	03/01/2043	2,751,961
15,560,246	Federal National Mortgage Association, Pool BM6089	3.50%	12/01/2044	16,737,247
8,255,975	Federal National Mortgage Association, Pool BN7712	2.50%	08/01/2034	8,594,382
61,579,581	Federal National Mortgage Association, Pool BT9380	2.00%	11/01/2051	61,463,772
9,429,522	Federal National Mortgage Association, Pool CA3903	3.00%	07/01/2034	9,944,055
102,468,525	Federal National Mortgage Association, Pool CA7743	2.50%	11/01/2050	105,682,162
46,513,700	Federal National Mortgage Association, Pool CB1805	2.50%	10/01/2051	48,041,075
13,543,530	Federal National Mortgage Association, Pool FM1000	3.00%	04/01/2047	14,161,565
39,759,421	Federal National Mortgage Association, Pool FM2310	3.00%	01/01/2048	41,577,511
13,473,372	Federal National Mortgage Association, Pool FM4052	2.50%	09/01/2050	13,902,908
20,048,428	Federal National Mortgage Association, Pool FM4575	2.50%	10/01/2050	20,687,618
12,779,042	Federal National Mortgage Association, Pool FM6061	2.00%	02/01/2051	12,819,324
10,509,390	Federal National Mortgage Association, Pool FM6992	2.50%	03/01/2051	10,844,737
41,552,126	Federal National Mortgage Association, Pool FM8214	4.00%	05/01/2049	44,295,911

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,148,102	Federal National Mortgage Association, Pool FM8664	3.00%		10/01/2046	9,588,449
34,379,616	Federal National Mortgage Association, Pool FM8972	4.00%		06/01/2049	36,811,120
17,946,641	Federal National Mortgage Association, Pool FM9492	2.50%		11/01/2051	18,540,474
6,527,890	Federal National Mortgage Association, Pool FM9846	2.50%		12/01/2051	6,687,901
43,500,000	Federal National Mortgage Association, Pool FS0174	2.50%		01/01/2052	44,828,721
3,015,388	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	3,139,364
5,075,062	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	5,201,267
2,095,518	Federal National Mortgage Association, Pool MA2711	3.00%		08/01/2046	2,147,519
12,962,769	Federal National Mortgage Association, Pool MA2806	3.00%		11/01/2046	13,538,845
31,279,358	Federal National Mortgage Association, Pool MA4237	2.00%		01/01/2051	31,220,533
12,427,332	Federal National Mortgage Association, Pool MA4281	2.00%		03/01/2051	12,403,961
173,912	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	195,182
1,170,449	Federal National Mortgage Association, Series 2005-20-QH	5.00%		03/25/2035	1,304,710
218,351	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	6.48	% (i)(k)	10/25/2036	43,647
92,274	Federal National Mortgage Association, Series 2006-56-SM (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.65	% (i)(k)	07/25/2036	13,370
66,594	Federal National Mortgage Association, Series 2007-116-BI (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.15	% (i)(k)	05/25/2037	8,552
857,966	Federal National Mortgage Association, Series 2007-30-FS (-5 x 1 Month LIBOR USD + 29.83%, 29.83% Cap)	29.36	% (k)	04/25/2037	1,325,159
333,606	Federal National Mortgage Association, Series 2007-30-OI (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap)	6.34	% (i)(k)	04/25/2037	62,006
53,118	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	57,805
19,826	Federal National Mortgage Association, Series 2008-62-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.90	% (i)(k)	07/25/2038	2,215
224,082	Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	250,700
6,948	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.15	% (i)(k)	01/25/2040	1,200
37,328	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	40,400
30,891	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.85	% (i)(k)	07/25/2039	4,561
77,988	Federal National Mortgage Association, Series 2009-62-PS (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.00	% (i)(k)	08/25/2039	7,624
582,023	Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	635,107
137,857	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	149,639
43,013	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	44,693
171,899	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	177,210
103,478	Federal National Mortgage Association, Series 2010-121-SD (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	4.40	% (i)(k)	10/25/2040	12,544
29,336	Federal National Mortgage Association, Series 2010-137-VS (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	14.70	% (k)	12/25/2040	37,650
23,674	Federal National Mortgage Association, Series 2010-31-SA (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.90	% (i)(k)	04/25/2040	2,081
21,109	Federal National Mortgage Association, Series 2010-34-PS (-1 x 1 Month LIBOR USD + 4.93%, 4.93% Cap)	4.83	% (i)(k)	04/25/2040	2,292
98,578	Federal National Mortgage Association, Series 2010-35-SP (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.25	% (i)(k)	04/25/2050	14,349
8,428	Federal National Mortgage Association, Series 2010-35-SV (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.35	% (i)(k)	04/25/2040	797

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
759,733	Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	795,024
137,851	Federal National Mortgage Association, Series 2010-59-SC (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.90	% (i)(k)	01/25/2040	19,138
265,359	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	297,827
110,391	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	123,452
131,029	Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	140,145
50,162	Federal National Mortgage Association, Series 2010-90-GS (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.90	% (i)(k)	08/25/2040	6,074
35,128	Federal National Mortgage Association, Series 2010-99-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	24.50	% (k)	09/25/2040	55,614
1,609,702	Federal National Mortgage Association, Series 2011-141-PZ	4.00%		01/25/2042	1,734,393
451,388	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	465,756
470,446	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	494,961
593,328	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	648,663
27,809,425	Federal National Mortgage Association, Series 2013-45-LZ	3.00	% (l)	05/25/2043	29,410,434
18,909,893	Federal National Mortgage Association, Series 2013-6-ZB	3.00%		02/25/2043	19,018,924
28,612,054	Federal National Mortgage Association, Series 2014-70-VZ	3.00	% (l)	11/25/2044	30,265,960
5,507,122	Federal National Mortgage Association, Series 2017-46-ZL	3.50	% (l)	06/25/2057	6,115,671
1,331,229	Federal National Mortgage Association, Series 2017-86-MA	3.00%		04/25/2046	1,362,468
13,470,314	Federal National Mortgage Association, Series 2018-21-IO	3.00	% (i)	04/25/2048	1,335,592
21,193,284	Federal National Mortgage Association, Series 2018-21-PO	0.00	% (j)	04/25/2048	19,471,044
10,455,688	Federal National Mortgage Association, Series 2018-35-IO	3.00	% (i)	05/25/2048	1,108,388
40,110,694	Federal National Mortgage Association, Series 2018-35-PO	0.00	% (j)	05/25/2048	36,414,273
19,467,237	Federal National Mortgage Association, Series 2021-48-NS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.65%, 3.65% Cap)	3.60	% (i)(k)	08/25/2051	2,431,104
133,340	Federal National Mortgage Association, Series 400-S4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.35	% (i)(k)	11/25/2039	32,113
8,218,659	Federal Seasoned Credit Risk Transfer Trust, Series 2018-2-HV	3.00	% (b)	11/25/2057	8,693,183
17,260,144	Federal Seasoned Credit Risk Transfer Trust, Series 2019-4-M55D	4.00%		02/25/2059	18,380,662
48,292,138	Government National Mortgage Association, Pool 785662	2.50%		10/20/2051	49,520,815
32,323,191	Government National Mortgage Association, Pool 785713	2.50%		10/20/2051	33,486,854
14,958,379	Government National Mortgage Association, Pool 785764	2.50%		11/20/2051	15,496,907
121,103	Government National Mortgage Association, Series 2003-67-SP (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	7.00	% (i)(k)	08/20/2033	15,729
63,273	Government National Mortgage Association, Series 2008-82-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.95	% (i)(k)	09/20/2038	6,669
808,637	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	867,555
894,753	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	962,923
866,607	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	933,501
1,124,670	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	1,254,867
2,857,797	Government National Mortgage Association, Series 2010-113-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.95	% (i)(k)	09/20/2040	501,756
119,602	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	129,993
1,584,475	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	1,670,757
4,880,272	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	5,338,745
3,776,366	Government National Mortgage Association, Series 2013-117-MS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.05	% (i)(k)	02/20/2043	344,482
2,600,287	Government National Mortgage Association, Series 2013-122-SB (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.99	% (i)(k)	08/16/2043	407,468

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,525,180	Government National Mortgage Association, Series 2013-169-SE (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.94	% (i)(k)	11/16/2043	2,036,298
3,810,719	Government National Mortgage Association, Series 2014-102-TS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.50	% (i)(k)	07/20/2044	672,295
3,276,828	Government National Mortgage Association, Series 2014-118-PS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.10	% (i)(k)	08/20/2044	563,142
2,867,225	Government National Mortgage Association, Series 2014-118-SA (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.10	% (i)(k)	08/20/2044	492,749
40,759,327	Government National Mortgage Association, Series 2020-115-IG	2.50	% (i)	08/20/2050	5,299,198
9,533,818	Government National Mortgage Association, Series 2021-103-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 3.25% Cap)	3.20	% (i)(k)	04/20/2051	887,816
37,915,371	Government National Mortgage Association, Series 2021-140-IH	2.50	% (i)	08/20/2051	5,411,468
34,193,621	Government National Mortgage Association, Series 2021-155-UI	4.50	% (i)	09/20/2051	5,097,978
46,242,757	Government National Mortgage Association, Series 2021-164-IO	0.97	% (b)(i)	10/16/2063	3,953,242
55,767,913	Government National Mortgage Association, Series 2021-176-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 2.70%, 2.70% Cap)	2.65	% (i)(k)	09/20/2051	2,730,185

Total US Government and Agency Mortgage Backed Obligations (Cost $1,577,395,235)					1,597,601,998

US Government and Agency Obligations - 20.1%
12,100,000	United States Treasury Notes	0.13%		01/31/2023	12,060,061
327,000,000	United States Treasury Notes	0.13%		02/28/2023	325,709,884
207,500,000	United States Treasury Notes	0.13%		03/31/2023	206,567,871
159,500,000	United States Treasury Notes	0.13%		04/30/2023	158,665,116
15,400,000	United States Treasury Notes	0.50%		11/30/2023	15,342,250
148,800,000	United States Treasury Notes	0.75%		12/31/2023	148,840,688
276,450,000	United States Treasury Notes	1.00%		12/15/2024	276,784,764
101,900,000	United States Treasury Notes	0.38%		11/30/2025	98,831,058
17,650,000	United States Treasury Notes	1.25%		11/30/2026	17,641,727
167,900,000	United States Treasury Notes	1.25%		12/31/2026	167,742,594
132,100,000	United States Treasury Notes	0.50%		06/30/2027	126,434,149
13,250,000	United States Treasury Notes	1.50%		11/30/2028	13,305,898
198,500,000	United States Treasury Notes	1.38%		12/31/2028	197,662,578
107,700,000	United States Treasury Notes	1.38%		11/15/2031	106,370,578
93,200,000	United States Treasury Notes	2.25%		05/15/2041	97,947,375
119,700,000	United States Treasury Notes	2.00%		11/15/2041	121,102,734
9,350,000	United States Treasury Notes	2.75%		11/15/2042	10,659,730
22,000,000	United States Treasury Notes	1.25%		05/15/2050	18,690,547
8,650,000	United States Treasury Notes	2.00%		08/15/2051	8,820,297
153,300,000	United States Treasury Notes	1.88%		11/15/2051	152,126,297

Total US Government and Agency Obligations (Cost $2,282,887,332)					2,281,306,196

Affiliated Mutual Funds - 9.0%
51,158,062	DoubleLine Global Bond Fund (Class I)				503,395,333
45,674,545	DoubleLine Infrastructure Income Fund (Class I)				469,534,320
5,000,000	DoubleLine Long Duration Total Return Bond Fund (Class I)				49,450,000

Total Affiliated Mutual Funds (Cost $1,025,507,530)					1,022,379,653

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Common Stocks - 0.0%
15,497	CWT Travel Holdings, Inc. (c)(m)				534,647
72,582	Foresight Equity (c)(m)				1,381,955
135,690	Frontera Energy Corporation (m)				1,104,517
620	Frontera Holdings LLC Equity (c)(m)				1,162
14,173	Gulfport Energy Corporation (m)				1,020,881
39,969	McDermott International Ltd. (m)				16,387

Total Common Stocks (Cost $14,259,404)					4,059,549

Warrants - 0.0%
31,063	Avation PLC, Expiration 10/21/2026, Strike Price GBP 0.54 (c)(m)				12,614
995,158	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 (c)(m)				—

Total Warrants (Cost $—)					12,614

Repurchase Agreements - 0.3%
30,191,208	Credit Suisse Freedom Mortgage (1 Month LIBOR USD + 3.25%) [Collateralized by $137,916,626 Residential Mortgage Backed Obligation, (Market Value $140,590,617)]	2.65	% (c)	02/22/2023	30,088,558

Total Repurchase Agreements (Cost $30,191,575)					30,088,558

Short Term Investments - 2.1%
79,167,535	First American Government Obligations Fund - Class U	0.03	% (n)		79,167,535
79,160,064	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (n)		79,160,064
79,160,064	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (n)		79,160,064

Total Short Term Investments (Cost $237,487,663)					237,487,663

Total Investments - 100.4% (Cost $11,413,377,606)					11,398,132,205
Liabilities in Excess of Other Assets - (0.4)%					(49,309,168)

NET ASSETS - 100.0%					$11,348,823,037

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Value determined using significant unobservable inputs.

(d)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(e)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(g)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(h)	Perpetual Maturity

(i)	Interest only security

(j)	Principal only security

(k)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(l)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(m)	Non-income producing security

(n)	Seven-day yield as of period end

(o)

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of period end.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

BRL	Brazilian Real

GBP	British Pound

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	20.1%
US Corporate Bonds	14.3%
US Government and Agency Mortgage Backed Obligations	14.1%
Non-Agency Residential Collateralized Mortgage Obligations	9.4%
Affiliated Mutual Funds	9.0%
Non-Agency Commercial Mortgage Backed Obligations	8.4%
Foreign Corporate Bonds	7.8%
Bank Loans	4.5%
Asset Backed Obligations	4.4%
Collateralized Loan Obligations	3.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.4%
Short Term Investments	2.1%
Repurchase Agreements	0.3%
Municipal Bonds	0.1%
Common Stocks	0.0%	(p)
Warrants	0.0%	(p)
Other Assets and Liabilities	(0.4)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	20.1%
US Government and Agency Mortgage Backed Obligations	14.1%
Non-Agency Residential Collateralized Mortgage Obligations	9.4%
Affiliated Mutual Funds	9.0%
Non-Agency Commercial Mortgage Backed Obligations	8.4%
Asset Backed Obligations	4.4%
Banking	3.9%
Collateralized Loan Obligations	3.5%
Energy	2.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.4%
Short Term Investments	2.1%
Utilities	1.9%
Healthcare	1.5%
Technology	1.4%
Telecommunications	1.4%
Finance	1.3%
Real Estate	0.8%
Media	0.8%
Food Products	0.8%
Insurance	0.8%
Automotive	0.8%
Electronics/Electric	0.8%
Transportation	0.8%
Business Equipment and Services	0.6%
Aerospace & Defense	0.6%
Mining	0.5%
Retailers (other than Food/Drug)	0.5%
Pharmaceuticals	0.5%
Chemicals/Plastics	0.5%
Diversified Manufacturing	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Leisure	0.4%
Repurchase Agreements	0.3%
Commercial Services	0.3%
Industrial Equipment	0.3%
Building and Development (including Steel/Metals)	0.2%
Consumer Products	0.2%
Containers and Glass Products	0.2%
Pulp & Paper	0.2%
Food Service	0.2%
Beverage and Tobacco	0.2%
Construction	0.2%
Financial Intermediaries	0.1%
Chemical Products	0.1%
Environmental Control	0.1%
Municipal Bonds	0.1%
Conglomerates	0.0%	(p)
Food/Drug Retailers	0.0%	(p)
Cosmetics/Toiletries	0.0%	(p)
Other Assets and Liabilities	(0.4)%

	100.0%

(p)	Represents less than 0.05% of net assets

A summary of the DoubleLine Core Fixed Income Fund’s investments in affiliated mutual funds for the period ended December 31, 2021 is as follows:

Fund	Value at March 31, 2021	Gross Purchases	Gross Sales	Shares Held at December 31, 2021	Value at December 31, 2021	Change in Unrealized for the Period Ended December 31, 2021	Dividend Income Earned for the Period Ended December 31, 2021	Net Realized Gain (Loss) for the Period Ended December 31, 2021
DoubleLine Global Bond Fund (Class I)	$618,164,812	$—	$(98,000,000)	51,158,062	$503,395,333	$(17,318,835)	$5,742,948	$549,356
DoubleLine Infrastructure Income Fund (Class I)	477,755,738	—	—	45,674,545	469,534,320	(8,221,418)	12,901,094	—
DoubleLine Long Duration Total Return Bond Fund (Class I)	46,850,000	—	—	5,000,000	49,450,000	2,600,000	1,069,621	—

	$1,142,770,550	$—	$(98,000,000)	101,832,607	$1,022,379,653	$(22,940,253)	$19,713,663	$549,356

Notes to Schedule of Investments

December 31, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,118,086,033	$237,487,663	$12,216,818	$5,050,345	$515,277,655	$38,977,992
Affiliated Mutual Funds	—	1,022,379,653	—	4,539,019	—	—
Common Stocks	—	2,141,785	1,859,970	—	727,136	13,226
Exchange Traded Funds	—	—	—	4,632,744	—	—
Real Estate Investment Trusts	—	—	—	2,048,120	—	—

Total Level 1	1,118,086,033	1,262,009,101	14,076,788	16,270,228	516,004,791	38,991,218
Level 2
US Government and Agency Mortgage Backed Obligations	$21,090,282,907	$1,597,601,998	$—	$5,477,185	$325,414,275	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,891,827,358	1,069,239,314	—	6,104,095	1,252,201,222	—
Non-Agency Commercial Mortgage Backed Obligations	5,552,680,861	949,053,506	—	—	1,189,912,413	1,494,876
US Government and Agency Obligations	3,824,340,613	2,281,306,196	—	—	609,901,841	—
Asset Backed Obligations	2,911,317,929	489,682,699	—	—	654,503,259	—
Collateralized Loan Obligations	1,455,324,601	399,103,628	—	—	1,266,427,427	7,426,182
US Corporate Bonds	14,556,581	1,628,664,444	—	—	403,575,921	32,106,200
Foreign Corporate Bonds	—	880,244,512	554,415,827	—	904,225,221	1,782,143
Bank Loans	—	515,135,224	—	—	486,477,393	305,905,475
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	276,892,538	303,975,082	—	166,431,875	—
Municipal Bonds	—	7,401,521	—	—	—	—
Other Short Term Investments	—	—	—	2,996,891	—	—

Total Level 2	47,740,330,850	10,094,325,580	858,390,909	14,578,171	7,259,070,847	348,714,876
Level 3
Repurchase Agreements	$361,062,689	$30,088,558	$—	$—	$—	$—
Asset Backed Obligations	101,472,389	9,139,070	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	95,705,855	142,318	—	—	—	—
Collateralized Loan Obligations	508,893	—	—	160,982	—	—
Bank Loans	—	497,200	—	—	—	398,148
Common Stocks	—	1,917,764	—	—	—	1,099,017

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Warrants	$—	$12,614	$—	$—	$—	$—

Total Level 3	558,749,826	41,797,524	—	160,982	—	1,497,165

Total	$49,417,166,709	$11,398,132,205	$872,467,697	$31,009,381	$7,775,075,638	$389,203,259
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Unfunded Loan Commitments	—	791,864	—	—	—	441,519
Futures Contracts	—	—	—	130,357	—	—
Excess Return Swaps	—	—	—	92,122	—	—

Total Level 2	—	791,864	—	222,479	—	441,519
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$791,864	$—	$222,479	$—	$441,519

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$584,073,798	$40,556,118	$5,205,941	$990,996	$26,347,877	$17,780,186
Common Stocks	16,188	49,053	172,961	—	—	—
Affiliated Mutual Funds	—	45,328,316	—	—	—	—

Total Level 1	584,089,986	85,933,487	5,378,902	990,996	26,347,877	17,780,186
Level 2
US Government and Agency Obligations	$1,663,585,754	$—	$—	$16,624,711	$—	$233,430,149
Collateralized Loan Obligations	1,426,374,780	249,720,190	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,164,173,552	259,334,201	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,125,239,864	186,222,227	—	—	—	—
Bank Loans	719,894,142	125,408,231	—	—	—	—
Asset Backed Obligations	677,803,306	68,001,860	—	—	—	—
Foreign Corporate Bonds	594,044,980	108,309,626	206,909,916	—	—	—
US Corporate Bonds	458,677,315	74,178,915	—	—	—	—
US Government and Agency Mortgage Backed Obligations	325,588,538	41,114,760	—	53,692,994	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	99,923,470	54,877,232	49,328,310	—	—	447,089,938
Other Short Term Investments	—	—	—	499,993	186,814,442	—

Total Level 2	8,255,305,701	1,167,167,242	256,238,226	70,817,698	186,814,442	680,520,087
Level 3
Repurchase Agreements	38,685,288	—	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	5,871,403	1,113,837	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Common Stocks	$1,119,364	$376,229	$—	$—	$—	$—
Bank Loans	405,520	108,715	—	—	—	—
Asset Backed Obligations	—	20,368,018	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	9,110,536	—	—	—	—
Collateralized Loan Obligations	—	72,699	—	—	—	—
Warrants	—	1,421	—	—	—	—

Total Level 3	46,081,575	31,151,455	—	—	—	—

Total	$8,885,477,262	$1,284,252,184	$261,617,128	$71,808,694	$213,162,319	$698,300,273

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2
Excess Return Swaps	685,616,865	—	—	—	14,513,615	—
Unfunded Loan Commitments	36,438	198,535	—	—	—	—
Futures Contracts	—	—	—	483,307	—	—
Forward Currency Exchange Contracts	—	—	—	—	—	(242,964)

Total Level 2	685,653,303	198,535	—	483,307	14,513,615	(242,964)
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$685,653,303	$198,535	$—	$483,307	$14,513,615	$(242,964)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$24,450,347	$1,305,764	$2,375,669	$546,632	$206,264	$18,466,039
Affiliated Mutual Funds	—	—	7,857,680	—	—	—

Total Level 1	24,450,347	1,305,764	10,233,349	546,632	206,264	18,466,039
Level 2
Asset Backed Obligations	$291,385,845	$—	$2,351,007	$—	$—	$3,407,976
US Corporate Bonds	179,903,176	10,559,706	5,678,680	3,900,670	—	1,044,996
Foreign Corporate Bonds	68,886,019	5,527,453	5,957,278	808,814	1,797,385	—
Commercial Paper	—	12,990,584	—	—	—	—
US Government and Agency Obligations	—	—	18,544,075	2,805,909	—	4,103,981
Collateralized Loan Obligations	—	—	17,504,050	4,696,937	—	21,018,352
Non-Agency Commercial Mortgage Backed Obligations	—	—	14,210,344	3,036,103	—	24,606,692
Non-Agency Residential Collateralized Mortgage Obligations	—	—	12,748,600	—	—	28,533,172
US Government and Agency Mortgage Backed Obligations	—	—	4,175,218	—	—	17,004,591
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	635,069	—	7,273,494	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Total Level 2	$540,175,040	$29,077,743	$81,804,321	$15,248,433	$9,070,879	$99,719,760
Level 3
Foreign Corporate Bonds	$2,469,714	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	—	8,513,739
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,182,274

Total Level 3	2,469,714	—	—	—	—	9,696,013

Total	$567,095,101	$30,383,507	$92,037,670	$15,795,065	$9,277,143	$127,881,812

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Excess Return Swaps	—	—	6,925,970	2,858,451	—	—
Forward Currency Exchange Contracts	—	—	(5,323,406)	—	—	—

Total Level 2	—	—	1,602,564	2,858,451	—	—
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$—	$1,602,564	$2,858,451	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$10,876,871
Money Market Funds	42,745

Total Level 1	10,919,616
Level 2
US Government and Agency Obligations	$2,152,360

Total Level 2	2,152,360
Level 3	—

Total	$13,071,976

Other Financial Instruments
Level 1	$—

Total Level 1	—
Level 2
Excess Return Swaps	347,041

Total Level 2	347,041
Level 3	—

Total Level 3	—

Total	$347,041

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Total Return Bond Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Repurchase Agreements	$378,000,000	$(10,939)	$(1,224,371)	$(3,211)	$378,006,720	$(393,705,510)	$—	$—	$361,062,689	$—
Asset Backed Obligations	—	—	(2,467,447)	—	103,939,836	—	—	—	101,472,389	—
Non-Agency Residential Collateralized Mortgage Obligations	71,682,524	264,853	(1,561)	407,071	4,341,894	(13,560,471)	32,571,545	—	95,705,855	(922,795)
Collateralized Loan Obligations	369,501	—	100,972	8,191	30,229	—	—	—	508,893	124,777

Total	$450,052,025	$253,914	$(3,592,407)	$412,051	$486,318,679	$(407,265,981)	$32,571,545	$—	$558,749,826	$(798,018)

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$1	$(1,153,473)	$—	$6,799,108	$(118,242)	$—	$—	$20,368,018	$(1,067,237)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	134,662	(6,935)	139,966	—	(1,218,088)	—	—	9,110,536	74,673
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	1,252	(37,863)	7,582	—	(35,384)	—	—	1,113,837	(42,760)
Common Stocks	294,158	26,756	37,188	—	44,883	(26,756)	—	—	376,229	21,090
Bank Loans	136,307	10,171	(13,117)	2,946	—	(27,592)	—	—	108,715	(2,654)
Collateralized Loan Obligations	1,227,488	—	84,844	277	4,318	—	—	(1,244,228)	72,699	88,245
Warrants	—	—	1,421	—	—	—	—	—	1,421	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$172,842	$(1,089,435)	$150,771	$6,848,309	$(1,426,062)	$—	$(1,244,228)	$31,151,455	$(930,143)

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$4	$(1,034,621)	$(876)	$2,953,961	$(346,473)	$—	$—	$8,513,739	$(450,016)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	28,760	12,830	—	—	—	—	1,182,274	28,760

Total	$8,082,428	$4	$(1,005,861)	$11,954	$2,953,961	$(346,473)	$—	$—	$9,696,013	$(421,256)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Total Return Bond Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Repurchase Agreements	$361,062,689	Market Comparables	Market Quotes	$99.66 ($99.66)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$101,472,389	Market Comparables	Market Quotes	$100.00 - $6,197.75 ($5,111.72)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$95,705,855	Market Comparables	Market Quotes	$13.18 - $121.44 ($85.44)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$508,893	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$20,368,018	Market Comparables	Market Quotes	$78.63 - $2,065.49 ($276.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,110,536	Market Comparables	Market Quotes	$97.07 ($97.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,113,837	Market Comparables	Market Quotes	$79.87 ($79.87)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$376,229	Market Comparables	Market Quotes	$1.88 - $34.50 ($22.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$108,715	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$72,699	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Warrants	$1,421	Intrinsic Value	Underlying Equity Price	$0.00 - $0.30 ($0.30)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,513,739	Market Comparables	Market Quotes	$69.65 - $11,331.87 ($2,260.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,182,274	Market Comparables	Yields	12.62% (12.62%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.